Chase Funds(SM). Invest With Power.



Semi-Annual Report for:

Chase Balanced Fund

Chase Core Equity Fund

Chase Equity Growth Fund

Chase Equity Income Fund

Chase Small Capitalization Fund



June 30, 1998




[CHASE FUNDS LOGO]

                               Table of Contents


Chairman's Letter                                                  3

Chase Funds Risk/Rewards                                           4

Chase Funds Shareholder Services                                   5

Fund Commentary and Portfolio of Investments

   Chase Balanced Fund                                          6-13

   Chase Core Equity Fund                                      14-21

   Chase Equity Growth Fund                                    22-29

   Chase Equity Income Fund                                    30-37

   Chase Small Capitalization Fund                             38-45

Statement of Assets and Liabilities                               46

Statement of Operations                                           47

Statement of Changes in Net Assets                                48

Notes to Financial Statements                                  49-53

Financial Highlights                                           54-58

                              Chase Equity Funds

                               Chairman's Letter

                                                               August 10, 1998


Dear Fellow Shareholders

  We are pleased to present this semi-annual report for the six month period ended June 30, 1998.

Stocks Posted Solid Gains As Economy Continued to Grow

  In the first six months of 1998, the stock market recorded strong performance thanks to a number of factors, including a healthy economy, low interest rates, benign inflation, good corporate earnings and solid cash flows into equity mutual funds. Some of the better performing stocks were retailers, health care providers and financial companies.

  The market got off to a slow start in January, as investors worried about the market's future prospects following the best consecutive three-year performance period in stock market history. Equities, however, bounced back in February, with the Dow Jones Industrial Average hitting record highs. A good environment for equities helped the major averages continue their advance in March.

  From April through June, the market was choppy amidst earnings worries due largely to the economic turmoil in Asia. During this period, a select number of "mega-cap" growth stocks were among the market's better performers, along with stocks in the consumer cyclical, retail, housing and auto sectors.

Bonds Rallied on Fears of a Slowing Global Economy

  The bond market recorded solid returns, fueled by low inflation and falling interest rates.

  Early in 1998, bonds benefited from several reports suggesting inflation was under control. Interest rates stayed in a relatively narrow range midway through the period due partly to two opposing forces: concerns of a slowing global economy brought on by the Asian financial crisis, and fears of higher U.S. inflation ignited by the strengthening domestic economy.

  By June, bond prices rallied as investors once again grew concerned over the economic turmoil in Asia. Throughout the period, the Federal Reserve Board maintained its neutral monetary policy.

  Overall, it was another strong period for those invested in the U.S. stock market. As always, all of us at Chase Funds encourage you to maintain your investing discipline in the months and years ahead.

  Sincerely,

  /s/ Sarah E. Jones

                                  Chase Funds

                                 Risks/Rewards



                                                         HIGHEST RISK / RETURN

                                         |  Small Company Funds
                                      |  Diversified International Stock Funds
                                   |  Growth Funds
                                |  Growth & Income Funds
                             |  Equity Income Funds
                          |  Balanced Funds
                       |  Long-Term Bond Funds
                    |  Intermediate-Term Bond Funds
                 |  Short-Term Bond Funds
              |  Money Market Funds


LOWEST RISK / RETURN


CONSIDER YOUR INVESTMENT
                         RISK
                              & YOUR OVERALL RETURN

                                  Chase Funds
                             Shareholder Services



Telephone Exchange Privilege

Investors wishing to make a change within their Chase Funds accounts may do so quickly and easily via telephone. This service allows you to respond to changes in your goals and needs immediately without the burdensome paperwork and lengthy delays often associated with selling one investment then purchasing another. The sale of shares from one Chase Fund and purchase of shares in another is simultaneous with Telephone Exchange.

Automatic Reinvestment

Dividends and capital gains earned in your Chase Funds account can either be paid to you on a regular basis or automatically reinvested into your account to purchase additional shares of the same fund. This service is particularly valuable to growth-oriented investors who do not require current income from their invested principal. The reinvested dividends compound over time, enhancing returns and generating additional long-term growth potential.

Systematic Investing*

After opening a Chase Funds account with a minimum $1,000 initial investment, you can automatically make regular investments of $100 or more through automatic, periodic deductions from your bank checking or savings account. Shareholders using this service benefit not only by accumulating investment assets but also through the process of "dollar cost averaging".

Dollar cost averaging is an investment strategy that has shown that investing the same amount of money on a regular basis in a fluctuating value investment over time results in a lower actual price paid per share than the average price per share over time. That is because when the share price is lower, more shares are purchased and when it is higher, fewer are purchased. Dollar cost averaging is highly recommended by investment experts as a prudent and highly effective approach to wealth accumulation.

* Systematic investing does not assure a profit and does not protect against loss in declining financial markets. An investor should be prepared to continue the program of investing at regular intervals, even during economic down turns.

Systematic Withdrawal

For investors who require an income stream from their Chase Fund(s) investment account(s), regularly scheduled withdrawals of a specified value of $50 or more can be sent to them by check on a monthly, quarterly or semi-annual basis.

Check Writing Privilege

The Chase Money Market Fund offers investors the option of accessing account assets quickly and easily simply by writing a check to redeem shares.

Chase Funds Website

Shareholders of the Chase Funds have unlimited access to their accounts and first class Chase Funds customer service via the internet at:
http://www.chasefunds.com

Please note, these services are available to all shareholders investing directly into any Chase Fund. If you purchase these funds through a financial intermediary, please check with your service provider to determine availability of these services.

                              Chase Balanced Fund
                              as of June 30, 1998


How the Fund Performed

Chase Balanced Fund had a total return of 13.34% for the six-month period ended June 30, 1998.

How the Fund Was Managed

Overweighted positions in industry groups that outperformed the broader market and favorable sector rotation in fixed-income securities were largely responsible for the Fund's investment results.

The Fund enjoyed good performance from its investments in health care, technology and consumer-oriented stocks, as stocks in these sectors produced strong investment results. Health care stocks performed particularly well late in the period due mainly to favorable earnings reports. Technology stocks also recorded strong results as the period progressed and the impact of the Asian economic crisis on these shares diminished. A number of consumer-oriented stocks rallied thanks in part to strength in the economy and growing consumer confidence. Finally, the Fund's financial services stocks turned in good performance due to increased merger and acquisition activity and lower interest rates.

In the fixed-income portion of the portfolio, the decline in interest rates enabled the Fund to realize good investment results from its bond holdings. Over the last six months, the yield on the benchmark 30-year Treasury bond declined approximately one-third of one percent. The drop in yield was largely due to subdued global economic growth brought on by the Asian crisis and several weaker-than-expected economic reports late in the period.

Where the Fund May Be Headed

The equity portion of the Fund is positioned to potentially capitalize on what management believes will be an environment of slower economic growth due to ongoing problems in Asia. Since a slower economy typically translates to lower interest rates, management expects to maintain its slightly higher-than-average duration within the fixed-income portion of the portfolio. As long as inflation and interest rates remain low, our outlook for equities is positive. With the Asian crisis still hanging like a cloud over the global economy, stock selection will be critically important.

                              Chase Balanced Fund
                              as of June 30, 1998


Fund Facts

                             Objective  Current income and capital growth

                   Primary Investments  Common stock, preferred stock and
                                        fixed income securities issued by
                                        corporations, the U.S. government
                                        and its agencies

       Suggested investment time frame  Long-term

                      Market benchmark  Lehman Government/
                                        Corporate Index
                                        S&P 500

                 Lipper Funds Universe  Balanced Funds Index

                        Inception date  3/29/88

                      Newspaper symbol  Balanced

                    Dividend Frequency  Quarterly

                            Net Assets  $46.5 million



         Investment Style/Market Cap           Maturity/Quality

         ----------------                      ----------------
         |    |    |////|  Large               |////|    |    |  High
         |    |    |////|                      |////|    |    |
         ----------------                      ----------------
         |    |    |    |  Med                 |    |    |    |  Med
         |    |    |    |                      |    |    |    |
         ---------------                       ---------------
         |    |    |    |  Small               |    |    |    |  Low
         |    |    |    |                      |    |    |    |
         ----------------                      ----------------
         Value Blend Growth                    Short Int. Long

         Equity                                Fixed Income

                              Chase Balanced Fund
                              as of June 30, 1998


10-Year Performance*

This chart shows what the long-term growth would have been of a hypothetical investment in the Chase Balanced Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.

                             Lipper
             Chase          Balanced                         Lehman
            Balanced          Funds         S&P 500        Govt./Corp.
  Date        Fund            Index          Index            Index
---------  ---------       ---------      ---------       ----------
6/30/1988  $   10000       $   10000      $   10000       $    10000
               10000           10054        10110.6             9942
               10000           10046        10198.1          9875.39
               10000         10397.6          10666          10098.6
               10000         10343.5        10625.6            10041
               10000         10164.6        10264.9          10067.1
             10084.4         10455.3        10702.2          10287.6
               10413           10657        11000.2          10469.7
               10517         10567.5        10843.4          10351.4
             10346.5         10659.5        11032.6          10386.6
             10574.6         11100.8        11840.6          10524.7
             11021.5         10954.2        11545.5          10444.7
             11007.9         11090.1        11814.8          10500.1
             11151.6         11454.9        12428.3          10722.7
             11469.7         11815.8        12931.1          10986.5
             11850.2           11876        12857.8          11344.6
             11994.7         12500.7        14018.7          11580.6
             12255.4         12594.5        14292.8          11401.1
             12388.4         12576.8        14234.8          11451.2
             12444.7         12458.6        13904.2            11741
             12370.1         12619.3        14187.7          11846.6
               12426         12759.4        14528.5          11864.4
               12505         12209.5          13553          11701.9
             12028.9         12297.4        13727.6          11727.6
               12134         12459.7        14091.4          11728.8
             12244.9         12234.2        13739.8          11620.9
             12049.6         12981.7        15079.5          11957.9
             12679.4         13036.2        14977.8          12151.6
             12769.2         13028.4        14929.8          12302.3
             12906.1         12305.3        13580.3          12123.9
             12328.6         11981.7        12919.4          12224.5
             12083.3         11985.3        12864.3          12387.1
             12071.8         12541.4        13695.9          12657.1
               12472         12842.4        14077.4          12848.3
             12672.9         13293.2        14690.5          12992.2
             13148.4           13906        15741.1          13103.9
             13717.7         14179.9        16122.3          13194.3
             14173.7         14233.8        16160.4            13346
             13949.9         14686.4        16857.6          13408.8
             14209.4         14217.9        16085.3            13394
             13782.8         14705.6          16835          13562.8
             14245.1         15073.2        17233.9          13874.7
             14619.9         15118.5        16945.5          14164.7
             14641.4         15363.4        17173.2          14290.8
             14824.9         15025.4        16481.3          14433.7
             14498.8         16161.3        18366.2          14920.1
             15735.1         16025.6        18024.1          14699.3
             15425.8         16217.9        18257.5          14777.2
             15564.2         15971.4        17902.4          14695.9
             15269.1         16143.9          18428          14784.1
             15285.1         16353.7        18518.3          15070.9
             15459.2         16227.8        18242.7          15292.5
             15312.2         16704.9        18987.9          15683.9
             15804.5         16549.5        18599.2          15823.5
             15736.2         16739.9        18817.8          16038.7
             15910.7         16741.5        18882.7          15793.3
             15830.2         17123.2        19525.7          15779.1
             16267.2         17368.1        19765.2          16050.5
             16572.2         17600.8        19930.5          16400.4
             16781.6         17817.3        20202.1          16741.5
               16758         18184.4        20628.4          16798.5
             17041.7         18046.2        20129.8          16927.8
             16706.5           18362        20668.3          16919.4
             17022.4         18556.6        20728.8          17303.4
             17151.2         18630.8        20645.5          17414.2
             17009.6         19193.5        21428.8          17814.7
             17550.9         19233.8        21264.5            17877
             17494.7         19431.9        21704.4          17950.3
             17563.1           19121        21497.6          17747.5
             17277.3         19442.2        21757.5          17825.6
             17568.1         19951.6        22497.2            18093
               17926         19560.5        21886.7          17698.5
             17615.8         18850.5        20932.4          17264.9
               16983           18892        21200.8          17121.6
             16845.2         19037.4        21548.7          17090.8
             16868.1         18706.2        21020.5          17051.5
             16731.5           19129        21710.8          17392.5
             17124.5         19607.2          22601          17399.5
               17465         19254.2        22048.4          17136.8
             17193.3         19313.9        22543.8          17117.9
             17347.5         18863.9        21722.7          17087.1
             17045.2           19045        22044.9          17199.9
             17169.9         19281.2        22616.5          17530.1
             17396.5         19842.2        23497.9          17936.8
             17897.2         20193.5        24191.3            18057
             18218.7         20573.1        24903.7            18308
             18455.4         21231.4        25899.1          19075.1
             18990.6         21607.2        26500.8          19227.7
             19569.1         22063.2        27379.5          19152.7
             20021.8         22235.2        27448.3          19397.8
             20157.6         22766.7        28606.6          19595.7
             20485.6         22709.8        28504.5          19883.8
               20610           23416        29755.8          20211.8
             21046.7         23783.7        30328.9            20509
             21262.2         24214.1        31361.3          20636.1
             21583.2         24226.2          31652          20198.6
             21591.9         24318.3        31956.8            20029
             21550.8         24478.8        32427.9          19890.8
             21835.3         24728.5        33264.2            19857
             22127.3         24810.1        33390.9            20123
             22085.9         24172.5        31915.7          20169.3
             21475.1         24554.4        32588.8          20120.9
             21729.2         25465.4        34422.9          20479.1
             22494.2         26005.2        35372.3          20956.2
             22941.4         27217.1        38046.1          21341.8
             23954.7         26890.5        37292.4          21104.9
             23667.8         27721.4        39622.4            21130
             24758.1           27824        39933.1          21174.6
             24843.8         27014.3        38292.2          20922.9
             24026.8         27827.4        40578.2          21228.9
             25169.2         28968.3        43048.7            21427
             26159.5         29927.2        44977.2          21684.2
             26939.8           31633        48556.1          22347.6
             28640.4         30630.3          45836          22096.7
               27570         31852.4        48346.4          22444.1
             28650.4         31272.7        46731.6          22803.7
             28290.3         31848.1        48894.8          22923.7
             28990.6         32351.3        49734.6          23164.3
             29270.7           32581        50284.6          23490.8
             29820.9         33874.5        53911.1          23443.1
             30691.2           34911        56671.9          23515.4
             31352.4         35155.4          57242          23633.5
             31694.6         34800.3        56258.1          23887.6
6/30/1998    33175.2         35430.2          58559          24131.2

Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                    1 Year    3 Years    5 Years   10 Years
                                    ------    -------    -------   --------
Premier Shares                      23.15%     19.22%    14.10%     12.26%


* Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

This chart represents the comparative performance for $10,000 invested in Premier Shares of Chase Balanced Fund, the Lehman Government/Corporate Index, the Standard & Poor's 500 Stock Index and the Lipper Balanced Funds Index from June 30, 1988 to June 30, 1998. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. Premier Shares carry a $100,000 minimum initial investment and carry no sales charge.

Chase Balanced Fund is the successor to the AVESTA Trust-Balanced Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment ("MFIT"), a Massachusetts business trust. As part of the conversion, the Fund transferred all of its assets to Chase Balanced Fund, a new investment portfolio of MFIT.

Chase Balanced Fund, unlike the AVESTA Trust-Balanced Fund, is subject to certain diversification, distribution and other requirements imposed under the Internal Revenue Code, which may impact performance.

The Lipper Balanced Funds Index represents performance of the largest 30 balanced funds. Each of these funds invests in a portfolio of stocks and bonds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge. An individual cannot invest directly in an index.

The Standard and Poor's 500 Stock Index is an unmanaged broad-based index that replicates the U.S. stock market. It includes 500 widely held common stocks. Total return figures represent the reinvestment of dividends. An individual cannot invest directly in an index.

The Lehman Government/Corporate Index includes the Government and Corporate Bond Indices, including U.S. Government Treasury and agency securities, corporate and yankee bonds. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in an index.

                              Chase Balanced Fund
                              as of June 30, 1998



How Much of the Fund Was Invested

                                 [PIE CHART]

                            Investments    99.3%
                            Cash/Other      0.7%

What the Fund Invested In
Percentage of Total Portfolio Investments

                                 [PIE CHART]

               Capital Goods                           1.2%
               Basic Materials                         0.9%
               Asset Backed Securities                 1.6%
               Cash Equivalent & Short Term Paper      2.2%
               US Treasury Securities                 31.1%
               Mortgage Backed Securities              3.4%
               Utilities                               2.7%
               Technology                             13.2%
               Health Care                            12.1%
               Financial                               7.3%
               Energy                                  1.7%
               Consumer Staples                        5.5%
               Consumer Cyclicals                     17.1%




Top Ten Equity Holdings

1. Microsoft Corp. (3.0%) Develops, manufactures, licenses and supports computer software products.

2. General Electric Corp. (2.7%) A diversified manufacturing, technology and services company. Operations include appliance manufacturing, capital services, information services, and electrical distribution.

3. Coca-Cola Co. (2.4%) Manufactures, markets, and distributes soft drink concentrates and syrups, some finished beverages, and certain juice and juice-drink products.

4. Merck & Co. (1.9%) A worldwide health products company. It specializes in human health, managed pharmaceutical care, manufacturing, research, and vaccine. Merck's products include treatment for osteoporosis and high blood pressure.

5. Wal-Mart Stores, Inc. (1.6%) The "Wal-Mart" Company's discount stores and "Supercenters" offer merchandise such as apparel, housewares, small appliances, electronics, hardware, and other products.

6. Pfizer, Inc. (1.6%) A research based, global health care company specializing in health care, animal health, and consumer health care. The Company's products include bone and joint devices, anti-inflammatory medicines, and personal care products.

7. Lucent Technologies, Inc. (1.5%) Designs, develops, manufactures, and distributes communications systems, software, and products worldwide.

8. Procter & Gamble Co. (1.3%) Manufactures and markets consumer products for laundry and cleaning, paper, beauty care, food, beverages and health care.

9. American Express Co. (1.3%) Provides travel related, financial advisory, and international banking services throughout the world.

10. American International Group (1.2%) Provides a variety of insurance and financial services in the U.S. and internationally. The Company writes property, casualty, marine, life, and financial services insurance.


Top 10 equity holdings comprised 18.5% of the Fund's market value of investments. Fund holdings are subject to change at any time.

                              Chase Balanced Fund

              Portfolio of Investments June 30, 1998 (unaudited)


  Shares   Issuer                                                      Value
-------------------------------------------------------------------------------
Long-Term Investments -- 97.3%
-------------------------------------------------------------------------------
           Common Stock -- 53.3%
           Banking -- 0.5%
    1,400    Citicorp                                                $ 208,950
                                                                     ---------
           Biotechnology -- 0.6%
    4,050    Amgen, Inc.*                                              264,769
                                                                     ---------
           Chemicals -- 0.9%
    5,700    DuPont (EI) deNemours                                     425,363
                                                                     ---------
           Computer Software -- 6.0%
    5,900    BMC Software, Inc.*                                       306,431
    4,750    Cisco Systems, Inc.*                                      437,297
    3,200    Computer Associates International                         177,800
   12,800    Microsoft Corp.*                                        1,387,200
    8,400    Platinum Technology, Inc.*                                239,925
    5,400    Sterling Commerce, Inc.*                                  261,900
                                                                     ---------
                                                                     2,810,553
                                                                     ---------
           Computers / Computer Hardware -- 1.8%
    4,400    Compaq Computer Corp.                                     124,850
    3,600    Dell Computer Corp.*                                      334,125
    6,300    EMC Corp.*                                                282,319
    1,950    Hewlett-Packard Co.                                       116,756
                                                                     ---------
                                                                       858,050
                                                                     ---------
           Consumer Products -- 5.6%
    2,800    Colgate-Palmolive Co.                                     246,400
    7,900    Gillette Co.                                              447,831
   10,800    Jones Apparel Group, Inc.*                                394,875
   11,300    Philip Morris Companies, Inc.                             444,938
    6,800    Procter & Gamble Co.                                      619,225
    3,100    Ralston Purina Group                                      362,119
    2,700    Service Corp. International                               115,763
                                                                     ---------
                                                                     2,631,151
                                                                     ---------
           Diversified -- 0.7%
    5,100    Tyco International Ltd.                                   321,300
                                                                     ---------
           Electronics / Electrical Equipment -- 5.3%
   13,900    General Electric Co.                                    1,264,900
    6,550    Intel Corp.                                               485,519
    8,288    Lucent Technologies, Inc.                                 689,458
                                                                     ---------
                                                                     2,439,877
                                                                     ---------
           Financial Services -- 3.4%
    5,300    American Express Co.                                      604,200
    7,200    Charles Schwab Corp.                                      234,000
    7,500    Federal National Mortgage Assoc.                          455,625
    3,100    Morgan Stanley, Dean Witter, Discover and Co.             283,263
                                                                     ---------
                                                                     1,577,088
                                                                     ---------

                      See notes to financial statements.

                              Chase Balanced Fund

  Shares   Issuer                                                      Value
-------------------------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------------------------
           Food / Beverage Products -- 4.3%
   13,200    Coca-Cola Co                                           $1,128,600
    6,800    Coca-Cola Enterprises, Inc.                               266,900
    8,950    PepsiCo., Inc.                                            368,628
    3,100    Unilever NV,  ADR (Netherlands)                           244,706
                                                                    ----------
                                                                     2,008,834
           Health Care / Health Care Services -- 0.6%
    1,850    Guidant Corp.                                             131,928
    2,200    Medtronic, Inc.                                           140,250
                                                                    ----------
                                                                       272,178
                                                                    ----------
           Insurance -- 1.2%
    3,900    American International Group                              569,400
                                                                    ----------
           Manufacturing -- 0.5%
    3,600    Illinois Tool Works, Inc.                                 240,075
                                                                    ----------
           Multi-Media -- 0.8%
    4,900    Gannett Co., Inc.                                         348,206
                                                                    ----------
           Oil & Gas -- 1.7%
    3,600    Camco International, Inc.                                 280,350
    4,300    Exxon Corp.                                               306,644
    2,700    Schlumberger, Ltd.                                        184,444
                                                                    ----------
                                                                       771,438
                                                                    ----------
           Pharmaceuticals -- 9.7%
    7,500    Abbot Laboratories                                        306,563
    5,700    American Home Products Corp.                              294,975
    4,900    Bristol-Myers Squibb Co.                                  563,193
    6,100    Eli Lilly & Co.                                           402,981
    6,700    Johnson & Johnson                                         494,125
    6,650    Merck & Company, Inc.                                     889,437
    6,600    Pfizer, Inc.                                              717,337
    4,200    Schering-Plough Corp.                                     384,825
    6,200    Warner-Lambert Co.                                        430,125
                                                                     4,483,561
                                                                    ----------
           Photographic Equipment -- 0.5%
    3,450    Eastman Kodak Co.                                         252,066
                                                                    ----------
           Retailing -- 6.4%
    6,500    Bed Bath & Beyond, Inc.*                                  336,781
    8,900    Dayton-Hudson Corp.                                       431,650
    2,400    Federated Department Stores*                              129,150
    7,150    Gap, Inc.                                                 440,619
    3,900    Home Depot, Inc.                                          323,944
   11,200    Kroger Co.*                                               480,200
    7,100    OfficeMax, Inc.*                                          117,150
   12,000    Wal-Mart Stores, Inc.                                     729,000
                                                                    ----------
                                                                     2,988,494
                                                                    ----------

                      See notes to financial statements.

                              Chase Balanced Fund

  Shares   Issuer                                                      Value
-------------------------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------------------------
           Telecommunications -- 2.8%
    3,650    AT&T Corp.                                             $  208,506
    4,700    GTE Corp.                                                 261,437
    7,600    SBC Communications, Inc.                                  304,000
    7,950    Scientific-Atlanta, Inc.                                  201,731
    6,800    WorldCom, Inc.*                                           329,375
                                                                    ----------
                                                                     1,305,049
                                                                    ----------

           Total Common Stock
             (Cost $15,768,425)                                     24,776,402
                                                                    ----------

           Warrants -- 0.0%
           Utilities --
       70    York Research Corporation expires 09/30/98
             (Cost $0)                                                       0
                                                                    ----------

 Principal
  Amount
   (USD)
           U.S. Treasury Securities -- 30.9%
             U.S. Treasury Notes & Bonds,
$ 600,000    5.500%, 01/31/03                                          599,532
1,800,000    5.500%, 03/31/03                                        1,798,866
1,800,000    5.625%, 02/15/06                                        1,807,308
  900,000    5.625%, 11/30/98                                          901,125
  980,000    5.875%, 02/15/04                                          998,071
1,500,000    6.000%, 08/15/00                                        1,514,295
1,750,000    6.000%, 02/15/26                                        1,820,542
  750,000    6.125%, 08/15/07                                          780,352
1,560,000    6.125%, 11/15/27                                        1,671,634
  625,000    6.250%, 08/15/23                                          669,137
1,625,000    6.500%, 11/15/26                                        1,804,514
                                                                    ----------
           Total U.S. Treasury Securities
             (Cost $13,922,739)                                     14,365,376
                                                                    ----------
           Corporate Notes & Bonds -- 8.1%
           Automotive -- 0.5%
  225,000    Ford Motor Credit Co., 6.250%, 12/08/05                   225,063
                                                                    ----------
           Banking -- 0.9%
  400,000    Bankamerica Corp., 6.200%, 02/15/06                       397,640
                                                                    ----------
           Consumer Products -- 0.7%
  325,000    Procter & Gamble Co., 6.450%, 01/15/26                    333,362
                                                                    ----------
           Financial Services -- 1.3%
  500,000    Associates Corp. of North America, 7.520%, 3/29/00        514,470
  100,000    Caterpillar Financial Services, 6.950%, 11/01/00          102,366
                                                                    ----------
                                                                       616,836
                                                                    ----------
           Food / Beverage -- 1.1%
  500,000    Anheuser-Busch Companies, Inc.,  6.750%, 08/01/03         517,170
                                                                    ----------

                      See notes to financial statements.

                              Chase Balanced Fund

  Shares   Issuer                                                      Value
-------------------------------------------------------------------------------
Long-Term Investments -- (concluded)
-------------------------------------------------------------------------------
           Health Care / Health Care Services  -- 1.3%
 $600,000    Abbott Laboratories, 5.600%, 10/01/03                  $  592,260
           Restaurants -- 1.0%
  450,000    McDonald's Corp., 7.050%, 11/15/25                        465,390
                                                                    ----------
           Retailing -- 1.3%
  600,000    Wal-Mart Stores, 6.750%, 05/15/02                         615,954
                                                                    ----------
           Total Corporate Notes & Bonds
             (Cost $3,585,759)                                       3,763,675
                                                                    ----------
           Mortgage Backed Securities -- 3.4%
           Mortgage Backed Pass Thru Securities -- 3.4%
  817,183    Federal National Mortgage
             Association, Pool 406258, 6.500%, 01/01/28                813,857
  773,213    Government Mortgage Association
             Corp., Pool 416156, 6.500%, 02/15/26                      772,486
                                                                    ----------

           Total Mortgage Backed Securities
             (Cost $1,574,157)                                       1,586,343
                                                                    ----------
           Asset Backed Securities -- 1.6%
  132,171    Ford Credit Grantor Trust, Ser. 1995-B,
             Class A, 5.900%, 10/15/00                                 132,336
  600,000    PNC Student Loan Trust I, Ser. 1997-2,
             Class A2, 6.138%, 1/25/00                                 603,960
                                                                    ----------

           Total Asset Backed Securities
             (Cost $732,227)                                           736,296
                                                                    ----------

           Total Long-Term Investments
             (Cost $35,583,307)                                     45,228,092
-------------------------------------------------------------------------------
  Shares   Issuer                                                      Value
-------------------------------------------------------------------------------
Short-Term Investments -- 2.2%
-------------------------------------------------------------------------------
           Money Market Fund -- 0.7%
  312,000    Fidelity Colchester Street Trust Government Fund
             (Cost $312,000)                                           312,000
                                                                    ----------
 Principal
  Amount
   (USD)
           Repurchase Agreement -- 1.5%
 $686,000    Merrill Lynch & Co., Inc., 5.50% due 07/01/98,
             (Dated 06/30/98, Proceeds $686,105, Secured
             by U.S. Treasury Note $675,402, 7.75% due
             11/30/99; Market $699,427)
             (Cost $686,000)                                           686,000
                                                                    ----------

           Total Short-Term Investments
             (Cost $998,000)                                           998,000
------------------------------------------------------------------------------
           Total Investments -- 99.5%
             (Cost $36,581,307)                                    $46,226,092
------------------------------------------------------------------------------

                      See notes to financial statements.

                            Chase Core Equity Fund
                              as of June 30, 1998


How the Fund Performed

Chase Core Equity Fund had a total return of 17.74% for the six-month period ended June 30, 1998.

How the Fund Was Managed

Overweighted positions in industries that outperformed the broader market and favorable stock selection were largely responsible for the Fund's investment results.

The Fund, which invested nearly half of its total assets among three sectors (health care, consumer and technology goods), enjoyed strong investment results from a number of high-quality stocks with solid earnings growth. Pfizer was one of the Fund's best performing stocks in the health care sector. Coca-Cola was among its top stocks in the consumer goods group, and Microsoft proved to be one of the Fund's most lucrative technology holdings. It's worth noting that the Fund's underweighting in technology stocks early in the period helped performance. In the beginning of 1998, many of these issues declined sharply due to investor concerns about their earnings growth prospects due to the Asian economic crisis.

Stocks in other sectors that also contributed positively to the Fund's performance included American Express and American International Group in the financial services sector and Wal-Mart in the retail sector.

Where the Fund May Be Headed

In the coming months, we expect the domestic economy to moderate due to the economic turmoil in Asia. This could have an impact on corporate earnings and lead to the kind of market volatility that we saw late in the period. However, in our opinion, the market should hold up well if interest rates and inflation remain low.

While many of the companies in which we invest have enjoyed a strong run-up in price, we continue to believe businesses still have good upside potential. Historically, investors have looked to high-quality, large-cap stocks with solid earnings growth prospects during periods of uncertainty. And if the problems in Asia persist, we believe investors may continue to look to invest in these types of stocks in the months ahead.

                            Chase Core Equity Fund
                              as of June 30, 1998


Fund Facts

                             Objective  Capital appreciation and
                                        current income

                   Primary Investments  Common stock, preferred stock and
                                        convertible securities of well-known
                                        companies

       Suggested investment time frame  Long-term

                      Market benchmark  S&P 500 Index

                 Lipper Funds Universe  Growth and Income Funds Index

                        Inception date  4/1/93

                      Newspaper symbol  CoreEq

                    Dividend Frequency  Quarterly

                           Net Assets   $70.2 million



         Investment Style/Market Cap

         ----------------
         |    |////|    |  Large
         |    |////|    |
         ----------------
         |    |    |    |  Med
         |    |    |    |
         ---------------
         |    |    |    |  Small
         |    |    |    |
         ----------------
         Value Blend Growth

                            Chase Core Equity Fund
                              as of June 30, 1998


Life of Fund Performance*

This chart shows what the long-term growth would have been of a hypothetical investment in the Chase Core Equity Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.

                          Lipper Growth
             Chase             &
          Core Equity     Income Funds      S&P 500
  Date       Fund            Index           Index
--------   ---------       ---------       ---------

4/1/1993   $   10000       $   10000       $  10000
             9795.02            9876         9758.3
             9899.36         10064.6        10019.3
             10006.1           10128        10048.7
             10044.8         10182.7        10008.3
             10470.6         10565.6          10388
             10552.7         10578.3        10308.3
               10715         10742.2        10521.6
             10540.9         10570.4        10421.3
             10795.1         10821.9        10547.3
             10940.7         11193.1          10906
             10645.8         10908.8          10610
             10196.6         10471.4        10147.4
               10261         10612.8        10277.5
             10382.3           10739        10446.1
             10097.7         10525.3        10190.1
             10368.9         10813.7        10524.7
             10743.9         11224.6        10956.2
             10570.2         10960.9        10688.4
             10586.5         11082.5        10928.5
             10220.9         10672.5        10530.5
             10360.4         10777.1        10686.7
             10443.7         10946.3        10963.8
             10759.9         11355.7          11391
             11035.6         11622.5        11727.2
             11110.4         11943.3        12072.5
             11341.3         12344.6        12555.1
             11630.4         12577.9        12846.7
             12202.9         13000.5        13272.7
             12158.4         13125.3          13306
               12493         13516.5        13867.6
             12327.5         13332.6        13818.1
             12974.1           13906        14424.7
             13005.6         14136.8        14702.5
             13455.8         14556.6          15203
             13604.7         14760.4        15343.9
               13751         14947.9        15491.7
             13883.5         15176.6          15720
             14177.4         15398.2        16125.4
               14313           15332        16186.9
             13653.2           14708        15471.7
             13929.3         15150.7          15798
             14541.7         15826.4        16687.1
             15088.6         16185.6        17147.4
             16223.8           17228        18443.5
             15937.4         17059.2        18078.2
             16970.3           17820        19207.7
             16997.7         17971.5        19358.3
             16326.4         17346.1        18562.8
               17412         17986.1          19671
               18340         19032.9        20868.6
               19130           19779        21803.5
               20890         21199.2        23538.5
               19570         20404.2        22219.8
               20670         21434.6        23436.8
               20030           20723          22654
               20840         21301.1        23702.7
               21250         21644.1        24109.7
               21530         21685.2        24376.4
               22840         23044.9        26134.4
               23789         24111.8        27472.8
             24119.3         24242.1        27749.1
               23729         23871.2        27272.1
6/30/1998      25020         24157.6        28387.6

Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.


                                                                     Since
                                                                   Inception
                                    1 Year    3 Years    5 Years    4/1/93
                                    ------    -------    -------   ---------
Premier Shares                      30.79%     29.06%    20.11%     19.08%


* Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

This chart represents the comparative performance for $10,000 invested in Premier Shares of Chase Core Equity Fund, the Standard & Poor's 500 Stock Index and Lipper Growth and Income Funds Index from April 1, 1993 to June 30, 1998. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. Premier Shares carry a $100,000 minimum initial investment and carry no sales charge.

Chase Core Equity Fund is the successor to the AVESTA Trust Core Equity Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment ("MFIT"), a Massachusetts business trust. As part of the conversion, the Fund transferred all of its assets to Chase Core Equity Fund, a new investment portfolio of MFIT.

Chase Core Equity Fund, unlike the AVESTA Core Equity Fund, is subject to certain diversification, distribution and other requirements imposed under the Internal Revenue Code, which may impact performance.

The Lipper Growth and Income Funds Index represents performance of the largest 30 growth and income funds. Each of these funds combines a growth of earnings orientation and an income requirement for level and/or rising dividends. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge. An individual cannot invest directly in an index.

The Standard and Poor's 500 Stock Index is an unmanaged broad-based index that replicates the U.S. stock market. It includes 500 widely held common stocks. Total return figures include the reinvestment of dividends. An individual cannot invest directly in an index.

                            Chase Core Equity Fund
                              as of June 30, 1998


How Much of the Fund Was Invested

                                 [PIE CHART]

                            Investments    99.8%
                            Cash/Other      0.2%



What the Fund Invested In
Percentage of Total Portfolio Investments

                                 [PIE CHART]

               Capital Goods                            4.0%
               Basic Materials                          2.2%
               Cash Equivalent & Short Term Paper       2.2%
               Utilities                                7.4%
               Transportation                           3.0%
               Technology                              18.7%
               Health Care                             11.8%
               Financial                               17.2%
               Energy                                   9.5%
               Consumer Staples                         6.6%
               Consumer Cyclicals                      17.4%


Top Ten Equity Holdings

1. Microsoft Corp. (4.4%) Develops, manufactures, licenses and supports computer software products.

2. General Electric Corp. (3.7%) A diversified manufacturing, technology and services company. Operations include appliance manufacturing, capital services, information services, and electrical distribution.

3. American International Group (2.8%) Provides a variety of insurance and financial services in the U.S. and internationally. The Company writes property, casualty, marine, life, and financial services insurance.

4. Coca-Cola Co. (2.7%) Manufactures, markets, and distributes soft drink concentrates and syrups, some finished beverages, and certain juice and juice-drink products.

5. Travelers, Inc. (2.6%) Provides group and individual life insurance, annuities, and accident, health and workers compensation insurance. Travelers also offers pension, investment management and consumer banking services.

6. Federal National Mortgage Assoc. (2.2%) Buys and holds mortgages, and issues and sells guaranteed mortgage-backed securities to facilitate housing ownership for low to middle income Americans.

7. Wal-Mart Stores, Inc. (2.2%) The Company's "Wal-Mart" discount stores and "Supercenters" offer merchandise such as apparel, housewares, small appliances, electronics, hardware, and other products.

8. Dayton-Hudson Corp. (2.1%) A general merchandise retailer that specializes in large-store formats, including discount stores, moderate-priced promotional and traditional department stores.

9. MBIA, Inc. (2.1%) Insures municipal bonds issued by governmental units to finance public services. MBIA guarantees structured asset-backed and mortgage-backed transactions, selected corporate bonds, and offers investment management products and services to the public.

10. Merck & Co. (2.0%) A worldwide health products company that specializes in human health, managed pharmaceutical care, manufacturing, research, and vaccine. Merck's products include treatment for osteoporosis and high blood pressure.


Top 10 equity holdings comprised 26.8% of the Fund's market value of investments. Fund holdings are subject to change at any time.

                            Chase Core Equity Fund

              Portfolio of Investments June 30, 1998 (unaudited)


  Shares   Issuer                                                     Value
------------------------------------------------------------------------------
Long-Term Investments -- 97.8%
------------------------------------------------------------------------------
           Common Stock -- 97.8%
           Aerospace -- 0.4%
    6,600    Boeing Co.                                             $  294,112
                                                                    ----------
           Airlines -- 3.0%
   16,600    AMR Corp.*                                              1,381,950
   24,500    Southwest Airlines Co.                                    725,812
                                                                    ----------
                                                                     2,107,762
                                                                    ----------
           Automotive -- 1.6%
   13,000    Ford Motor Co.                                            767,000
    4,900    General Motors Corp.                                      327,381
                                                                    ----------
                                                                     1,094,381
                                                                    ----------
           Banking -- 3.1%
    5,400    BankAmerica Corp.                                         466,762
    3,400    Citicorp                                                  507,450
    8,900    NationsBank Corp.                                         680,850
   16,500    Norwest Corp.                                             616,687
                                                                    ----------
                                                                     2,271,749
                                                                    ----------
           Chemicals -- 2.2%
    7,400    DuPont (EI) deNemours                                     552,225
   18,050    Monsanto Co.                                            1,008,544
                                                                    ----------
                                                                     1,560,769
                                                                    ----------
           Computer Software -- 6.8%
   10,600    BMC Software, Inc.*                                       550,537
    8,550    Cisco Systems, Inc.*                                      787,134
    6,850    Computer Associates International                         380,603
   28,500    Microsoft Corp.*                                        3,088,687
                                                                    ----------
                                                                     4,806,961
                                                                    ----------
           Computers / Computer Hardware -- 4.0%
   16,000    Compaq Computer Corp.                                     454,000
    4,750    Dell Computer Corp.*                                      440,859
    8,600    EMC Corp.*                                                385,387
    8,100    Hewlett-Packard Co.                                       484,987
    8,900    International Business Machines Corp.                   1,021,831
                                                                    ----------
                                                                     2,787,064
                                                                    ----------
           Consumer Products -- 5.3%
    7,700    Colgate-Palmolive Co.                                     677,600
   15,000    Gillette Co.                                              850,313
   14,900    Philip Morris Companies, Inc.                             586,688
   13,500    Procter & Gamble Co.                                    1,229,344
    8,100    Service Corp. International                               347,288
                                                                    ----------
                                                                     3,691,233
                                                                    ----------

                      See notes to financial statements.

                            Chase Core Equity Fund

  Shares   Issuer                                                     Value
------------------------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------------------------
           Diversified -- 2.0%
   31,100    Dover Corp.                                            $1,065,175
    5,900    Tyco International Ltd.                                   371,700
                                                                    ----------
                                                                     1,436,875
                                                                    ----------
           Electronics / Electrical Equipment -- 7.9%
   16,300    Emerson Electric Co.                                      984,113
   28,500    General Electric Co.                                    2,593,500
   13,700    Intel Corp.                                             1,015,513
   11,376    Lucent Technologies, Inc.                                 946,341
                                                                    ----------
                                                                     5,539,467
                                                                    ----------
           Financial Services -- 8.6%
   11,800    American Express Co.                                    1,345,200
    3,392    Associates First Capital Corp.                            260,760
   11,550    Charles Schwab Corp.                                      375,375
   25,900    Federal National Mortgage Assoc.                        1,573,425
   19,300    MBIA, Inc.                                              1,445,088
   21,837    SLM Holding Corp.                                       1,070,013
                                                                    ----------
                                                                     6,069,861
                                                                    ----------
           Food / Beverage Products -- 6.6%
   22,100    Coca-Cola Co.                                           1,889,550
   19,700    Coca-Cola Enterprises, Inc.                               773,225
   11,200    Heinz (H.J.) Co.                                          628,600
   13,200    PepsiCo., Inc.                                            543,675
    8,500    Pioneer Hi-Bred International                             351,688
    5,900    Unilever NV, ADR (Netherlands)                            465,731
                                                                    ----------
                                                                     4,652,469
                                                                    ----------
           Health Care / Health Care Services -- 0.6%
    5,550    Guidant Corp.                                             395,784
                                                                    ----------
           Insurance -- 5.5%
   13,700    American International Group                            2,000,200
   30,250    Travelers, Inc.                                         1,833,906
                                                                    ----------
                                                                     3,834,106
                                                                    ----------
           Manufacturing -- 1.1%
   11,400    Illinois Tool Works, Inc.                                 760,238
                                                                    ----------
           Multi-Media -- 0.8%
    5,200    The Walt Disney Co.                                       546,325
                                                                    ----------
           Office / Business Equipment -- 0.5%
    3,400    Xerox Corp.                                               345,525
                                                                    ----------

                      See notes to financial statements.

                            Chase Core Equity Fund

  Shares   Issuer                                                     Value
------------------------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------------------------
           Oil & Gas -- 9.5%
   13,090    British Petroleum PLC,  ADR (United Kingdom)           $1,155,193
    7,900    Chevron Corp.                                             656,194
    6,700    Enron Corp.                                               362,219
   19,300    Exxon Corp.                                             1,376,331
   14,600    Mobil Corp.                                             1,118,725
   18,000    Royal Dutch Petroleum Co., New York
             Registered Shares (Netherlands)                           986,625
    4,526    Schlumberger, Ltd.                                        309,182
   21,200    Williams Companies, Inc.                                  715,500
                                                                    ----------
                                                                     6,679,969
                                                                    ----------
           Pharmaceuticals -- 11.2%
   13,600    Abbot Laboratories                                        555,900
   11,800    American Home Products Corp.                              610,650
    8,800    Bristol-Myers Squibb Co.                                1,011,450
    9,200    Eli Lilly & Co.                                           607,775
    9,900    Johnson & Johnson                                         730,125
   10,700    Merck & Company, Inc.                                   1,431,125
   12,800    Pfizer, Inc.                                            1,391,200
   11,900    Schering-Plough Corp.                                   1,090,338
    6,300    Warner-Lambert Co.                                        437,063
                                                                    ----------
                                                                     7,865,626
                                                                    ----------
           Printing & Publishing -- 1.3%
   11,400    New York Times Company, Class A                           903,450
                                                                    ----------
           Retailing -- 8.4%
    7,150    Albertson's, Inc.                                         370,459
   30,600    Dayton-Hudson Corp.                                     1,484,100
   15,600    Federated Department Stores*                              839,475
   10,650    Home Depot, Inc.                                          884,616
   18,400    Walgreen Co.                                              760,150
   25,600    Wal-Mart Stores, Inc.                                   1,555,200
                                                                    ----------
                                                                     5,894,000
                                                                    ----------
           Telecommunications -- 5.8%
   15,950    AT&T Corp.                                                911,144
   10,100    BellSouth Corp.                                           677,963
   12,200    GTE Corp.                                                 678,625
   27,700    SBC Communications, Inc.                                1,108,000
   15,050    WorldCom, Inc.*                                           728,984
                                                                    ----------
                                                                     4,104,716
                                                                    ----------
           Utilities -- 1.6%
   39,800    NIPSCO Industries Inc.                                  1,114,400
                                                                    ----------
           Total Common Stock
             (Cost $44,318,682)                                     68,756,842
                                                                    ----------

           Total Long-Term Investments
             (Cost $44,318,682)                                     68,756,842
------------------------------------------------------------------------------

                      See notes to financial statements.

                            Chase Core Equity Fund

  Shares   Issuer                                                     Value
------------------------------------------------------------------------------
Short-Term Investments -- 2.2%
------------------------------------------------------------------------------
           Money Market Fund -- 2.0%
1,427,089    Fidelity Colchester Street Trust Government Fund
             (Cost $1,427,089)                                      $1,427,089
                                                                   -----------

 Principal
  Amount
   (USD)
           Repurchase Agreement -- 0.2%
                                                                   -----------
$126,000     Merrill Lynch & Co., Inc., 5.50% due 07/01/98
             (Dated 06/30/98, Proceeds $126,019,
             Secured by U.S. Treasury Note $124,054, 7.75%
             due 11/30/99; Market $128,467)
             (Cost $126,000)                                           126,000
                                                                   -----------

           Total Short-Term Investments
             (Cost $1,553,089)                                       1,553,089
------------------------------------------------------------------------------
           Total Investments -- 100.1%
             (Cost $45,871,771)                                    $70,309,931
------------------------------------------------------------------------------


                      See notes to financial statements.

                           Chase Equity Growth Fund
                              as of June 30, 1998


How the Fund Performed

Chase Equity Growth had a total return of 22.26% for the six-month period ended June 30, 1998.

How the Fund Was Managed

Superior stock selection and prudent sector allocation decisions were largely attributable to the Fund's investment results during the period.

The Fund's ongoing emphasis on health care, technology and consumer-oriented stocks proved beneficial to shareholders. In health care, the Fund enjoyed good performance from Pfizer. The company benefited from the introduction of a new product for impotency as well as the strength within the sector.

A number of consumer-oriented stocks rallied thanks in large part to strength in the economy and growing consumer confidence. Top performers for the Fund included Wal-Mart, Bed, Bath and Beyond, Home Depot (whose share price split during the period) and Jones Apparel.

Early in 1998, technology stocks came under pressure due to investor concerns over the impact the Asian economic crisis would have on future earnings for high-tech companies. But those fears faded later in the period, and many technology stocks wound up recording strong gains. The Fund enjoyed good performance from several stocks in this sector. Another factor that contributed to the Fund's performance was its ability to avoid stocks that substantially underperformed the market during the period.

Where the Fund May Be Headed

Our outlook remains favorable for the types of stocks represented in the Fund. While many of these securities have enjoyed a good run-up in performance, a number of them are still selling at attractive valuations and their earnings growth prospects are favorable. However, given the lofty level of the stock market and the uncertainty surrounding it due to the problems in Asia, stock selection will be critically important.

                           Chase Equity Growth Fund
                              as of June 30, 1998


Fund Facts

                             Objective  Capital appreciation

                   Primary Investments  Growth-oriented company stocks
                                        such as common stock, preferred
                                        stock and convertibles

       Suggested investment time frame  Long-term

                      Market benchmark  S&P Barra Growth Total
                                        Return Index

                 Lipper Funds Universe  Growth Funds Index

                        Inception date  3/29/88

                      Newspaper symbol  Eq Gro

                    Dividend Frequency  Quarterly

                           Net Assets   $125.6 million



         Investment Style/Market Cap

         ----------------
         |    |    |////|  Large
         |    |    |////|
         ----------------
         |    |    |    |  Med
         |    |    |    |
         ---------------
         |    |    |    |  Small
         |    |    |    |
         ----------------
         Value Blend Growth

                           Chase Equity Growth Fund
                              as of June 30, 1998


10-Year Performance*

This chart shows what the long-term growth would have been of a hypothetical investment in the Chase Equity Growth Fund compared to its key benchmarks. This is where you can see the Fund's long-term trend. This chart is for illustrative purposes only.


             Chase          S&P Barra    Lipper Growth
          Equity Growth      Growth         Funds
  Date        Fund           Index          Index
---------   --------       ---------      ---------

6/30/1988   $  10000       $   10000      $   10000
               10000           10081          10077
               10000         10111.1        10016.5
               10000         10610.7        10595.5
               10000         10541.8        10438.7
             9848.55         10144.3        10103.6
             10282.3         10604.9        10491.6
             10345.8         10854.1        10596.5
             10081.2         10653.3        10386.7
               10458         10903.5        10658.8
             11203.1         11686.5        11364.4
             11176.1         11374.4        11216.7
             11492.2         11611.1        11494.9
             12026.5         12240.3          12111
             12505.6         12765.4        12643.9
             12511.7         12672.2        12470.6
             12901.2           14051        13346.1
             13178.9         14264.6        13666.4
             13218.6         14300.1        13700.6
             12788.4         14085.7        13271.7
             13002.1         14525.2        13456.2
               13149         14872.3        13586.7
             11916.2         13761.4        12675.1
             12374.5         13841.2        12886.7
             13044.6         14393.4        13224.4
             12648.1         14160.3        12876.6
             14290.5         15763.1        14101.1
             14577.5         15815.2        14115.2
             14291.3         15715.7        13869.6
             12850.6         14266.6        12593.6
             12314.1         13530.5        11793.9
             12230.3         13619.7        11568.7
             12759.3         14442.4        12416.6
               12958         14901.6          12850
             13790.1         15521.6        13713.5
             14822.5         16724.5        14725.6
             15513.2         17356.8          15079
             14994.9         17323.8        15115.2
             15431.2         17978.5        15775.7
             14701.4         17227.2        14848.1
             15342.1         18148.8        15765.7
             15789.1         18733.1        16218.2
             15572.3         18322.8        16096.5
             15870.2         18546.5        16362.1
             15144.9         18073.4        15674.9
             17064.4           20620        17518.3
             16770.5         19896.3          17492
             17032.7         20013.7        17803.4
             16653.6         19549.2        17242.6
             16569.1         19756.6        17216.7
               16750         19910.7        17400.9
             16145.8         19498.6        16903.3
             16760.5           20378        17459.4
             16536.2         20143.6        17068.3
               16734         20381.3        17332.8
               16928           20687        17641.4
             17731.1         21522.8        18551.7
             18161.8         21664.8        18855.9
             18226.7         21430.9        19125.5
             17838.2         21257.3          18875
             18291.5           21557        19416.7
             17606.2         20562.6        18890.5
             18178.2         21294.6        19640.5
             18172.4         21113.6        19701.4
             17837.6         20678.7        19677.7
             18468.1         21433.4          20516
             18372.8         21105.5        20647.3
             18448.7         21890.6          20988
             18147.1         21875.3        20561.9
             18611.5         22028.4          21113
             19056.8         22500.3        21843.5
             18851.3         22097.5        21485.3
             17984.6         21077.3        20481.9
             17914.7         21172.1        20645.8
             18065.3         21517.2        20744.8
               17773         21058.9        20033.3
               18261         21730.7        20600.2
             18910.5         22891.8        21477.8
             18587.1         22564.4          21016
             18904.2         23090.2        21417.5
             18309.3         22332.8        20601.4
             18444.2         22718.3        20780.7
             18623.8         23281.7        20857.6
             19213.8         24189.7        21629.3
             19724.7         24949.2        22284.7
             19938.5         25598.4        22915.3
             20434.3         26514.1        23609.7
             21367.3         27528.2        24669.7
             22344.5         28406.1        25861.3
             22363.6         28313.8        26132.8
             22718.1         29713.3          26909
             22589.2         29950.4        26551.1
             23135.8         31029.3        27448.5
             23199.5         31381.1        27563.8
             23848.1         32578.3        28230.8
             24355.5         32876.1          28674
             24466.1         32738.7          28806
               25257         33375.4          29529
             25952.7         34602.3        30051.6
             25557.6         35033.5        29757.1
             24001.5         33418.4        28147.3
             24715.5           33913        28997.3
             26057.1         36266.9        30618.3
             26486.4         37052.8        31059.2
               28265         39822.1        33022.1
             27960.1         38901.8        32394.7
             30459.2           41949        34082.5
             30558.4         42299.7          33820
             28884.4         40291.3        32271.1
               31238         43544.5          33691
               33250         46124.9        36022.4
               34700           48463        37369.7
               37760         52299.8        40467.6
               35310         48820.3        38974.3
               37570         51308.7        41203.7
               36180         49764.8        39872.8
               37790           52465        40789.9
               38360         53112.4        41479.2
               39250           54897        41757.1
               41700         58711.2          44701
               43309         61748.4        46614.2
             44049.2         62265.8          47113
             43549.1         61016.8          45954
6/30/1998    46899.8         65367.3        47939.2

Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                  1 Year      3 Years    5 Years   10 Years
                                  ------      -------    -------   --------
Premier Shares                    35.16%      29.93%     20.87%     16.09%

* Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

This chart represents the comparative performance for $10,000 invested in Premier Shares of Chase Equity Growth Fund, the Standard & Poor's Barra Growth Total Return Index and Lipper Growth Funds Index from June 30, 1988 to June 30, 1998. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. Premier Shares carry a $100,000 minimum initial investment and carry no sales charge.

Chase Equity Growth Fund is the successor to the AVESTA Trust Equity Growth Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment ("MFIT"), a Massachusetts business trust. As part of the conversion, the Fund transferred all of its assets to Chase Equity Growth Fund, a new investment portfolio of MFIT. Chase Equity Growth Fund, unlike the AVESTA Equity Growth Fund, is subject to certain diversification, distribution and other requirements imposed under the Internal Revenue Code, which may impact performance.

The Lipper Growth Funds Index represents performance of the largest 30 growth funds. Each of these funds invests in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge. An individual cannot invest directly in an index.

The Standard and Poor's Barra Growth Total Return Index is an unmanaged broad-based index that replicates the U.S. stock market. It includes 500 widely held common stocks. Total return figures include the reinvestment of dividends. An individual cannot invest directly in an index.

                           Chase Equity Growth Fund
                              as of June 30, 1998


How Much of the Fund Was Invested

                                 [PIE CHART]

                           Investments     99.9%
                           Cash/Other       0.1%

What the Fund Invested In
Percentage of Total Portfolio Investments

                                 [PIE CHART]

               Capital Goods                           2.1%
               Basick Materials                        1.7%
               Cash Equivalent & Short Term Paper      3.7%
               Utilities                               5.3%
               Technology                             23.8%
               Health Care                            19.4%
               Financial                               9.0%
               Energy                                  2.9%
               Consumer Staples                        7.9%
               Consumer Cyclicals                     24.2%

Top Ten Equity Holdings

1. Microsoft Corp. (5.4%) Develops, manufactures, licenses and supports computer software products.

2. General Electric Corp. (4.9%) A diversified manufacturing, technology and services company. Operations include appliance manufacturing, capital services, information services, and electrical distribution.

3. Coca-Cola Co. (4.4%) Manufactures, markets, and distributes soft drink concentrates and syrups, some finished beverages, and certain juice and juice-drink products.

4. Merck & Co. (3.4%) A worldwide health products company that specializes in human health, managed pharmaceutical care, manufacturing, research, and vaccine. Merck's products include treatment for osteoporosis and high blood pressure.

5. Wal-Mart Stores, Inc. (2.8%) The Company's "Wal-Mart" discount stores and "Supercenters" offer merchandise such as apparel, housewares, small appliances, electronics, hardware, and other products.

6. Pfizer, Inc. (2.8%) A research based, global health care company specializing in health care, animal health, and consumer health care. The Company's products include bone and joint devices, anti-inflammatory medicines, and personal care products.

7. Lucent Technologies, Inc. (2.7%) Designs, develops, manufactures, and distributes communications systems, software, and products worldwide.

8. Procter & Gamble Co. (2.4%) Manufactures and markets consumer products for laundry and cleaning, paper, beauty care, food, beverages and health care.

9. American Express Co. (2.3%) Provides travel related, financial advisory, and international banking services throughout the world.

10. Bristol-Myers Squibb Co. (2.2%) A diversified worldwide health and personal care company that manufactures and markets pharmaceuticals, consumer medicines, beauty care products, nutritionals, and medical devices.


Top 10 equity holdings comprised 33.3% of the Fund's market value of investments. Fund holdings are subject to change at any time.

                           Chase Equity Growth Fund

              Portfolio of Investments June 30, 1998 (unaudited)


  Shares   Issuer                                                     Value
------------------------------------------------------------------------------
Long-Term Investments -- 96.3%
------------------------------------------------------------------------------
           Common Stock -- 96.3%
           Banking -- 0.8%
    7,000    Citicorp                                               $1,044,750
                                                                   -----------
           Biotechnology -- 1.0%
   19,700    Amgen, Inc.*                                            1,287,887
                                                                   -----------
           Chemicals -- 1.7%
   28,200    DuPont (EI) deNemours                                   2,104,425
                                                                   -----------
           Computer Software -- 11.0%
   28,800    BMC Software, Inc. *                                    1,495,800
   23,450    Cisco Systems, Inc. *                                   2,158,866
   16,000    Computer Associates International                         889,000
   62,600    Microsoft Corp. *                                       6,784,275
   41,600    Platinum Technology, Inc. *                             1,188,200
      102    Siebel Systems, Inc. *                                      3,289
   26,000    Sterling Commerce, Inc.*                                1,261,000
                                                                   -----------
                                                                    13,780,430
                                                                   -----------
           Computers / Computer Hardware -- 3.3%
   21,300    Compaq Computer Corp.                                     604,388
   17,000    Dell Computer Corp. *                                   1,577,813
   30,700    EMC Corp.*                                              1,375,744
    9,600    Hewlett-Packard Co.                                       574,800
                                                                   -----------
                                                                     4,132,745
                                                                   -----------
           Consumer Products -- 10.2%
   13,650    Colgate-Palmolive Co.                                   1,201,200
   38,500    Gillette Co.                                            2,182,469
   52,800    Jones Apparel Group, Inc.*                              1,930,500
   54,600    Philip Morris Companies, Inc.                           2,149,875
   33,000    Procter & Gamble Co.                                    3,005,063
   14,800    Ralston Purina Group                                    1,728,825
   12,900    Service Corp. International                               553,088
                                                                   -----------
                                                                    12,751,020
                                                                   -----------
           Diversified -- 1.2%
   24,600    Tyco International Ltd.                                 1,549,800
                                                                   -----------
           Electronics / Electrical Equipment -- 9.5%
   67,700    General Electric Co.                                    6,160,700
   32,150    Intel Corp.                                             2,383,119
   40,548    Lucent Technologies, Inc.                               3,373,087
                                                                   -----------
                                                                    11,916,906
                                                                   -----------
           Financial Services -- 6.1%
   25,500    American Express Co.                                    2,907,000
   35,600    Charles Schwab Corp.                                    1,157,000
   36,900    Federal National Mortgage Assoc.                        2,241,675
   14,800    Morgan Stanley, Dean Witter, Discover and Co.           1,352,350
                                                                   -----------
                                                                     7,658,025
                                                                   -----------

                      See notes to financial statements.

                           Chase Equity Growth Fund

  Shares   Issuer                                                     Value
------------------------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------------------------
           Food / Beverage Products -- 7.9%
   65,100    Coca-Cola Co.                                          $5,566,050
   33,850    Coca-Cola Enterprises, Inc.                             1,328,613
   44,450    PepsiCo., Inc.                                          1,830,784
   15,000    Unilever NV,  ADR (Netherlands)                         1,184,063
                                                                   -----------
                                                                     9,909,510
                                                                   -----------
           Health Care / Health Care Services -- 1.1%
    9,150    Guidant Corp.                                             652,509
   10,750    Medtronic, Inc.                                           685,312
                                                                   -----------
                                                                     1,337,821
                                                                   -----------
           Insurance -- 2.1%
   18,250    American International Group                            2,664,500
                                                                   -----------
           Manufacturing -- 0.9%
   17,700    Illinois Tool Works, Inc.                               1,180,369
                                                                   -----------
           Multi-Media -- 1.4%
   24,300    Gannett Co., Inc.                                       1,726,819
                                                                   -----------
           Oil & Gas -- 2.9%
   17,400    Camco International, Inc.                               1,355,025
   20,500    Exxon Corp.                                             1,461,906
   12,900    Schlumberger, Ltd.                                        881,231
                                                                   -----------
                                                                     3,698,162
                                                                   -----------
           Pharmaceuticals -- 17.3%
   35,400    Abbot Laboratories                                      1,446,975
   28,000    American Home Products Corp.                            1,449,000
   24,200    Bristol-Myers Squibb Co.                                2,781,488
   29,900    Eli Lilly & Co.                                         1,975,269
   32,600    Johnson & Johnson                                       2,404,250
   32,200    Merck & Company, Inc.                                   4,306,750
   31,800    Pfizer, Inc.                                            3,456,262
   20,200    Schering-Plough Corp.                                   1,850,825
   30,300    Warner-Lambert Co.                                      2,102,062
                                                                   -----------
                                                                    21,772,881
                                                                   -----------
           Photographic Equipment -- 1.0%
   16,750    Eastman Kodak Co.                                       1,223,797
                                                                   -----------

                      See notes to financial statements.

                           Chase Equity Growth Fund

  Shares   Issuer                                                     Value
------------------------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------------------------
           Retailing -- 11.6%
   31,900    Bed Bath & Beyond, Inc. *                              $1,652,819
   43,500    Dayton-Hudson Corp.                                     2,109,750
   11,400    Federated Department Stores *                             613,462
   35,150    Gap, Inc.                                               2,166,119
   19,000    Home Depot, Inc.                                        1,578,187
   55,100    Kroger Co.*                                             2,362,412
   33,500    OfficeMax, Inc., *                                        552,750
   58,400    Wal-Mart Stores, Inc.                                   3,547,800
                                                                   -----------
                                                                    14,583,299
                                                                   -----------
           Telecommunications -- 5.3%
   17,500    AT&T Corp.                                                999,687
   23,100    GTE Corp.                                               1,284,937
   37,100    SBC Communications, Inc.                                1,484,000
   38,850    Scientific-Atlanta, Inc.                                  985,819
   38,900    WorldCom, Inc. *                                        1,884,219
                                                                   -----------
                                                                     6,638,662
                                                                   -----------
           Total Common Stock
             (Cost $73,472,534)                                    120,961,808
------------------------------------------------------------------------------

           Warrants -- 0%

           Utilities -- 0%
       81    York Research Corporation expires 09/30/98
             (Cost $0)                                                       0
                                                                   -----------
           Total Long-Term Investments
             (Cost $73,472,534)                                    120,961,808
------------------------------------------------------------------------------

                      See notes to financial statements.

                           Chase Equity Growth Fund

  Shares   Issuer                                                     Value
------------------------------------------------------------------------------
Short-Term Investments -- 3.7%
------------------------------------------------------------------------------
           Money Market Fund -- 1.6%
1,985,000    Fidelity Colchester Street Trust Government Fund
             (Cost $1,985,000)                                     $ 1,985,000
                                                                   -----------

 Principal
  Amount
   (USD)
           Repurchase Agreement -- 2.1%
$2,650,000   Merrill Lynch & Co., Inc., 5.50% due 07/01/98,
             (Dated 06/30/98, Proceeds $2,650,405, Secured
             by U.S. Treasury Note $2,609,062, 7.75% due
             11/30/99; Market $2,701,869)
             (Cost $2,650,000)                                       2,650,000
                                                                   -----------


           Total Short-Term Investments
             (Cost $4,635,000)                                       4,635,000
------------------------------------------------------------------------------

           Total Investments -- 100.0%
             (Cost $78,107,534)                                   $125,596,808
------------------------------------------------------------------------------


                      See notes to financial statements.

                            Chase Equity Income Fund
                              as of June 30, 1998


How the Fund Performed

Chase Equity Income Fund had a total return of 15.47% for the six-month period ended June 30, 1998.

How the Fund Was Managed

A healthy economic climate, strong inflows into mutual funds from individual investors and overweighted positions in top performing industry groups contributed significantly to the Fund's performance. The Fund enjoyed good performance from high-quality growth stocks across a wide range of different sectors. Specifically, a number of our holdings in the financial services sector performed well due to the wave of merger and acquisition activity in the industry, improving corporate earnings and falling interest rates. Two standouts include American International Group and American Express. Another group that contributed favorably to the Fund's performance was health care, which recorded strong investment results during the final four months of the period. Bristol Myers and Pfizer were two of our better performers in this sector. The Fund also enjoyed solid performance from its exposure to quality technology companies, most notably Microsoft and IBM. After coming under pressure early in the year due to the Asian economic crisis, technology rebounded strongly later in the period to post impressive gains. Dow Chemical and Lucent Technologies were among the Fund's better performing stocks.

Where the Fund May Be Headed

With interest rates low and inflation still under control, the current economic backdrop for equities remains favorable. However, with the market hovering near record levels and the problems in Asia again posing a threat to global economic growth, stocks may be vulnerable to a correction in the months ahead. We expect to maintain our strategy of focusing on companies that, in our opinion, are conservatively managed and financially sound.

                            Chase Equity Income Fund
                              as of June 30, 1998


Fund Facts


                             Objective  Capital appreciation and current income

                   Primary Investments  Income-oriented company stocks
                                        including common stock, preferred stock
                                        and convertible securities

       Suggested investment time frame  Long-term

                      Market benchmark  S&P 500 Index

                 Lipper Funds Universe  Equity Income Funds Index

                        Inception date  3/29/88

                      Newspaper symbol  EqInc

                    Dividend Frequency  Quarterly

      Net Assets (as of June 30, 1998)  $102.3 million



         Investment Style/Market Cap

         ----------------
         |    |////|    |  Large
         |    |////|    |
         ----------------
         |    |    |    |  Med
         |    |    |    |
         ---------------
         |    |    |    |  Small
         |    |    |    |
         ----------------
         Value Blend Growth

                            Chase Equity Income Fund
                              as of June 30, 1998

10-Year Performance*

This chart shows what the long-term growth would have been of a hypothetical investment in the Chase Equity Income Fund compared to its key benchmarks. This is where you can see the Fund's long-term trend. This chart is for illustrative purposes only.

            Chase         Lipper Equity
            Equity        Income Funds      S&P 500
  Date    Income Fund        Index           Index
---------  ---------       ---------       ---------

6/30/1988  $   10000       $   10000       $  10000
               10000           10093        10110.6
               10000         10174.8        10198.1
               10000         10574.6          10666
               10000         10561.9        10625.6
             10602.1         10401.4        10264.9
             10860.8         10694.7        10702.2
             10752.5         10879.7        11000.2
               10923           10772        10843.4
             11450.5         10875.4        11032.6
             11281.8         11402.9        11840.6
             11559.4         11287.7        11545.5
               12122         11528.1        11814.8
               12607         11955.8        12428.3
             12436.6         12375.5        12931.1
             13409.7         12410.1        12857.8
             13769.8           13151        14018.7
             13693.3         13328.6        14292.8
             13333.3         13339.2        14234.8
             13110.9         13019.1        13904.2
             13380.4         13190.9        14187.7
             12565.2         13338.7        14528.5
             12564.7         12706.4          13553
             12888.4         12827.1        13727.6
             12563.8         12950.3        14091.4
             13426.1         12591.5        13739.8
             13265.6           13337        15079.5
             13294.4           13293        14977.8
             12119.9         13215.9        14929.8
             11815.9         12354.2        13580.3
             11980.8         11867.4        12919.4
             12620.4         11752.3        12864.3
             12791.9         12384.6        13695.9
             13089.6         12657.1        14077.4
             13714.7         13087.4        14690.5
             13942.9           13853        15741.1
               14043         14103.8        16122.3
             14534.8         14189.8        16160.4
             14022.7         14693.5        16857.6
             14553.8         14198.4        16085.3
             14833.7         14736.5          16835
             14803.6         15066.6        17233.9
               15039         15080.1        16945.5
               14453         15315.4        17173.2
             15618.4         14855.9        16481.3
             15093.4         16035.5        18366.2
             15370.1         15984.2        18024.1
             15131.3         16190.4        18257.5
             15564.9           15975        17902.4
             15606.4           16392          18428
             15377.8         16559.2        18518.3
             15867.5         16418.4        18242.7
             15408.2         16973.3        18987.9
             15684.3         16761.2        18599.2
               15722         16893.6        18817.8
             16285.3         16856.4        18882.7
             16494.8         17264.4        19525.7
             16654.8         17597.6        19765.2
             17008.8         17882.6        19930.5
             17578.8         18245.7        20202.1
             17178.1         18805.8        20628.4
             17178.5         18653.5        20129.8
             17446.8         18938.9        20668.3
               17849         19143.4        20728.8
             18068.5         19298.5        20645.5
             18807.3         19950.8        21428.8
             18688.7         19966.7        21264.5
               18835         20212.3        21704.4
             18136.6         19856.6        21497.6
             18529.7           20214        21757.5
               19206         20844.7        22497.2
             18544.5         20327.7        21886.7
             17827.7         19514.6        20932.4
             17843.3         19770.3        21200.8
               17944         19995.6        21548.7
             17701.8         19701.7        21020.5
             18229.1         20257.3        21710.8
             18565.7         20931.9          22601
             17958.1         20536.2        22048.4
             18384.5         20647.1        22543.8
             17599.8         19874.9        21722.7
             17904.9           20028        22044.9
             18275.6         20386.5        22616.5
             18882.4         21042.9        23497.9
             19404.4         21539.5        24191.3
             20007.1         22056.5        24903.7
             20611.5         22733.6        25899.1
             20873.6           23036        26500.8
               21757         23667.2        27379.5
             21853.9         23958.3        27448.3
             22771.5         24703.4        28606.6
             22446.7         24352.6        28504.5
             23273.3         25377.8        29755.8
               23942         26004.7        30328.9
             24489.6         26600.2        31361.3
             24626.1         26794.3          31652
             25071.2           27132        31956.8
             25231.1         27381.6        32427.9
             25655.4         27786.8        33264.2
             25757.7         27828.5        33390.9
             24711.4         26918.5        31915.7
             25239.6         27526.9        32588.8
             26427.8         28539.8        34422.9
             27075.8         29213.4        35372.3
             28695.5         30881.5        38046.1
             28219.4         30683.8        37292.4
               29994         31806.9        39622.4
             30064.6         32245.8        39933.1
             28990.5           31201        38292.2
             30765.8         32130.8        40578.2
             32330.3         33981.6        43048.7
             33930.8         35266.1        44977.2
             36491.6         37389.1        48556.1
             34400.9         36192.6          45836
             35991.4         38027.6        48346.4
             34961.1         36913.4        46731.6
             36301.6         38138.9        48894.8
             36981.8         39019.9        49734.6
             37311.9         39004.3        50284.6
             39612.6         41110.5        53911.1
             41369.2         42972.8        56671.9
             42080.5         42951.4          57242
             41248.9         42423.1        56258.1
6/30/1998    42702.7         42766.7          58559

Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.


                                  1 Year      3 Years     5 Years   10 Years
                                  ------      -------     -------   --------
Premier Shares                    25.85%      26.92%      19.05%     15.19%


* Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

This chart represents the comparative performance for $10,000 invested in Premier Shares of Chase Equity Income, the Standard & Poor's 500 Stock Index and the Lipper Equity Income Funds Index from June 30, 1988 to June 30, 1998. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. Premier Shares carry a $100,000 minimum initial investment and carry no sales charge.

Chase Equity Income Fund is the successor to the AVESTA Trust Equity Growth Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment ("MFIT"), a Massachusetts business trust. As part of the conversion, the Fund transferred all of its assets to Chase Equity Income Fund, a new investment portfolio of MFIT. Chase Equity Income Fund, unlike the AVESTA Equity Income Fund, is subject to certain diversification, distribution and other requirements imposed under the Internal Revenue Code, which may impact performance.

The Lipper Equity Income Funds Index represents performance of the largest 30 Equity Income Funds. Each of these funds combines a growth of earnings orientation and an income requirement for level and/or rising dividends. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge. An individual cannot invest directly in an index.

The Standard and Poor's 500 Stock Index is an unmanaged broad-based index that replicates the U.S. stock market. It includes 500 widely held common stocks. Total return figures include the reinvestment of dividends. An individual cannot invest directly in an index.

                            Chase Equity Income Fund
                              as of June 30, 1998


How Much of the Fund Was Invested

                                 [PIE CHART]

                            Investments    99.8%
                            Cash/Other      0.2%

What the Fund Invested In
Percentage of Total Portfolio Investments

                                 [PIE CHART]

               Capital Goods                           9.5%
               Basic Materials                         2.9%
               Other                                   9.0%
               REIT's                                  2.7%
               Utilities                               3.1%
               Transportation                          2.3%
               Technology                             16.3%
               Health Care                            12.1%
               Financial                              14.4%
               Energy                                  5.4%
               Consumer Staples                        4.3%
               Consumer Cyclicals                     18.0%

Top Ten Equity Holdings

1. Bristol-Myers Squibb Co. (2.9%) A diversified worldwide health and personal care company that manufactures and markets pharmaceuticals, consumer medicines, beauty care products, nutritionals, and medical devices.

2. International Business Machines Corp. (2.7%) Manufactures micro and personal computers. The Company also supplies mainframe computers and other information processing equipment, software and networking products and peripheral equipment.

3. General Electric Corp. (2.7%) A diversified manufacturing, technology and services company. Operations include appliance manufacturing, capital services, information services, and electrical distribution.

4. American International Group (2.6%) Provides a variety of insurance and financial services in the U.S. and internationally. The Company writes property, casualty, marine, life, and financial services insurance.

5. Pfizer, Inc. (2.6%) A research based, global health care company specializing in health care, animal health, and consumer health care. The Company's products include bone and joint devices, anti-inflammatory medicines, and personal care products.

6. American Express Co. (2.6%) Provides travel related, financial advisory, and international banking services throughout the world.

7. Travelers, Inc. (2.5%) Provides group and individual life insurance, annuities, and accident, health and workers compensation insurance. Travelers also offers pension, investment management and consumer banking services.

8. Procter & Gamble Co. (2.4%) Manufactures and markets consumer products for laundry and cleaning, paper, beauty care, food, beverages and health care.

9. SunTrust Banks, Inc. (2.2%) A regional bank holding company. SunTrust provides a wide range of personal, corporate, and institutional financial services.

10. Xerox Corp. (2.0%) Develops, manufactures, markets, services and finances document processing products and services. The Company also provides network management, consulting, design, and integration services for medium and large companies.

Top 10 equity holdings comprised 25.2% of the Fund's market value of investments. Fund holdings are subject to change at any time.

                            Chase Equity Income Fund

              Portfolio of Investments June 30, 1998 (unaudited)

  Shares   Issuer                                                       Value
-------------------------------------------------------------------------------
Long-Term Investments -- 93.7%
-------------------------------------------------------------------------------
           Common Stock -- 93.7%
-------------------------------------------------------------------------------

           Aerospace -- 5.1%
    8,700    Boeing Co.                                             $  387,694
   14,300    Lockheed Martin Corp.                                   1,514,012
   25,200    Raytheon Co., Class B                                   1,489,950
   32,600    Sundstrand Corp.                                        1,866,350
                                                                    ----------
                                                                     5,258,006
                                                                    ----------
           Automotive -- 1.9%
   18,700    Ford Motor Co.                                          1,103,300
   12,100    General Motors Corp.                                      808,431
                                                                    ----------
                                                                     1,911,731
                                                                    ----------
           Banking -- 6.1%
   24,900    Bank of New York Company, Inc.                          1,511,119
    6,600    Citicorp                                                  985,050
   25,400    First Union Corp.                                       1,479,550
   27,200    SunTrust Banks, Inc.                                     2,211,70
                                                                    ----------
                                                                     6,187,419
                                                                    ----------
           Chemicals -- 4.5%
   10,600    Dow Chemical Co.                                        1,024,887
   22,700    DuPont (EI) deNemours                                   1,693,987
   34,500    Monsanto Co.                                            1,927,687
                                                                    ----------
                                                                     4,646,561
                                                                    ----------
           Computer Software -- 1.7%
   15,900    Microsoft Corp. *                                       1,723,162
                                                                    ----------
           Computers / Computer Hardware -- 4.6%
   14,000    Hewlett-Packard Co.                                       838,250
   24,100    International Business Machines Corp.                   2,766,981
   19,300    Texas Instruments                                       1,125,431
                                                                    ----------
                                                                     4,730,662
                                                                    ----------
           Consumer Products -- 6.1%
   19,400    Gillette Co.                                            1,099,737
   37,290    Philip Morris Companies, Inc.                           1,468,294
   27,200    Procter & Gamble Co.                                    2,476,900
   10,600    Ralston Purina Group                                    1,238,213
                                                                    ----------
                                                                     6,283,144
                                                                    ----------
           Diversified -- 1.3%
   40,100    Dover Corp.                                             1,373,425
                                                                    ----------
           Electronics / Electrical Equipment -- 6.7%
   30,300    General Electric Co.                                    2,757,300
   18,600    Intel Corp.                                             1,378,725
   22,168    Lucent Technologies, Inc.                               1,844,100
   15,800    Motorola, Inc.                                            830,488
                                                                    ----------
                                                                     6,810,613
                                                                    ----------


                       See notes to financial statements.

                            Chase Equity Income Fund

  Shares   Issuer                                                       Value
-------------------------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------------------------

           Financial Services -- 2.6%
   23,000    American Express Co.                                   $2,622,000
                                                                    ----------
           Food / Beverage Products -- 5.3%
   19,500    Anheuser-Busch Companies, Inc.                            920,156
   22,900    Coca-Cola Co.                                           1,957,950
   22,300    PepsiCo., Inc.                                            918,481
   64,300    Sysco Corp.                                             1,647,688
                                                                    ----------
                                                                     5,444,275
                                                                    ----------
           Insurance -- 7.0%
   18,030    American International Group                            2,632,380
   17,100    Transamerica Corp.                                      1,968,638
   42,249    Travelers, Inc.                                         2,561,346
                                                                    ----------
                                                                     7,162,364
                                                                    ----------
           Multi-Media -- 0.5%
    4,600    The Walt Disney Co.                                       483,288
                                                                    ----------
           Office / Business Equipment -- 2.0%
   20,200    Xerox Corp.                                             2,052,825
                                                                    ----------
           Oil & Gas -- 7.7%
   25,700    Amoco Corp.                                             1,069,763
   19,600    Chevron Corp.                                           1,628,025
   21,800    Mobil Corp.                                             1,670,425
   31,872    Royal Dutch Petroleum Co., New York Registered
               Shares (Netherlands)                                  1,746,984
    5,800    Schlumberger, Ltd.                                        396,213
   22,100    Texaco, Inc.                                            1,319,094
                                                                    ----------
                                                                     7,830,504
                                                                    ----------
           Paper / Forest Products -- 0.6%
   15,200    International Paper Co.                                   653,600
                                                                    ----------
           Pharmaceuticals -- 12.8%
   31,800    Abbot Laboratories                                      1,299,825
   28,900    American Home Products Corp.                            1,495,575
   26,000    Bristol-Myers Squibb Co.                                2,988,375
   30,700    Eli Lilly & Co.                                         2,028,119
   14,000    Johnson & Johnson                                       1,032,500
   11,800    Merck & Company, Inc.                                   1,578,250
   24,200    Pfizer, Inc.                                            2,630,238
                                                                    ----------
                                                                    13,052,882
                                                                    ----------
           Retailing -- 3.9%
    8,300    Home Depot, Inc.                                          689,419
   15,300    J.C. Penny Company, Inc.                                1,106,381
   12,800    Sears Roebuck & Co.                                       781,600
   23,000    Wal-Mart Stores, Inc.                                   1,397,250
                                                                    ----------
                                                                     3,974,650
                                                                    ----------


                       See notes to financial statements.

                            Chase Equity Income Fund

  Shares   Issuer                                                       Value
--------------------------------------------------------------------------------
Long-Term Investments -- (concluded)
--------------------------------------------------------------------------------

           Shipping / Transportation -- 1.4%
   29,100    Norfolk Southern Corp.                                 $  867,544
   11,800    Union Pacific Corp.                                       520,675
                                                                    ----------
                                                                     1,388,219
                                                                    ----------
           Telecommunications -- 6.1%
   23,900    Ameritech Corp.                                         1,072,512
   21,000    AT&T Corp.                                              1,199,625
   21,000    Bell Atlantic Corp.                                       958,125
   14,900    BellSouth Corp.                                         1,000,162
   17,400    GTE Corp.                                                 967,875
   25,100    SBC Communications, Inc.                                1,004,000
                                                                    ----------
                                                                     6,202,299
                                                                    ----------
           Utilities -- 5.8%
   38,400    DQE, Inc.                                               1,382,400
   23,300    Duke Energy Corp.                                       1,380,525
   19,600    Enron Corp.                                             1,059,625
   53,100    NIPSCO Industries Inc.                                  1,486,800
   17,000    Sonat, Inc.                                               656,625
                                                                    ----------
                                                                     5,965,975
                                                                    ----------
           Total Common Stock
             (Cost $54,753,723)                                     95,757,604
                                                                    ----------
           Total Long-Term Investments
             (Cost $54,753,723)                                     95,757,604
                                                                    ----------


                       See notes to financial statements.

                            Chase Equity Income Fund

  Shares   Issuer                                                       Value

--------------------------------------------------------------------------------
Short-Term Investments -- 6.4%
--------------------------------------------------------------------------------

           Money Market  Fund -- 1.1%
1,156,000    Fidelity Colchester Street Trust Government Fund
             (Cost $1,156,000)                                      $1,156,000
                                                                    ----------

Principal
  Amount
   (USD)
           Repurchase Agreements -- 5.3%

$1,003,000   Lehman Brothers Inc. 5.30%, due 07/01/98,
             (Dated 06/30/98, Proceeds $1,003,148,
             Secured by FNMA medium term note $1,002,136,
             6.79% due 09/09/02; Market $1,025,848)                  1,003,000
                                                                    ----------
4,400,000    Merrill Lynch & Co., Inc., 5.50% due 07/01/98,
             (Dated 06/30/98, Proceeds $4,400,672, Secured
             by U.S. Treasury Note $4,332,027, 7.75%
             due 11/30/99; Market $4,486,122)                        4,400,000
                                                                    ----------
           Total Repurchase Agreements
             (Cost $5,403,000)                                       5,403,000

           Total Short-Term Investments
             (Cost $6,559,000)                                       6,559,000
------------------------------------------------------------------------------
           Total Investments -- 100.1%
             (Cost $61,312,723)                                    $102,316,604
------------------------------------------------------------------------------


                       See notes to financial statements.

                        Chase Small Capitalization Fund
                              as of June 30, 1998


How the Fund Performed

Chase Small Capitalization Fund had a total return of 2.75% for the six-month period ended June 30, 1998.

How the Fund Was Managed

The Fund's exposure to energy stocks detracted from performance, as stocks in this sector came under pressure due to declining oil prices brought on partly by last winter's warm weather. The Fund's performance was also hindered by its modest underexposure to financial stocks. Stocks in this sector recorded strong performance due to the wave of merger and acquisition activity in the industry, improving corporate earnings and falling interest rates.

On a positive note, a number of stocks in the portfolio recorded strong investment results. These included Metzler Group, a consulting firm that is capitalizing on deregulation within the electric utilities industry; Visio Software, a fast-growing high-tech company that is benefiting from new product cycles, and Delta and PineLand, an agricultural biotech company that received a buyout from Monsanto during the period.

Where the Fund May Be Headed

Our outlook for small companies is positive. Most small companies have little or no exposure to the Asian economic crisis. Moreover, in our opinion, their valuations are attractive on both a historical and absolute basis. We believe that small stocks, as represented by the Russell 2000 Stock Index, have superior earnings growth potential over the large-cap stocks that comprise the Standard & Poor's 500 Composite Index.

Given the strong performance by small cap stocks in the latter part of the reporting period, going forward, stock selection will be critically important in identifying companies with superior earnings growth potential and attractive relative value. As always, we will continue to focus on quality companies that, in our opinion, have good earnings prospects regardless of the economic or market environment.

                        Chase Small Capitalization Fund
                              as of June 30, 1998


Fund Facts

                             Objective  Capital appreciation

                   Primary Investments  Common stocks of small companies

       Suggested investment time frame  Long-term

                      Market benchmark  S&P 600 Index

                 Lipper Funds Universe  Small Company Growth
                                        Funds Index

                        Inception date  4/1/93

                      Newspaper symbol  Sm Cap

                    Dividend Frequency  Quarterly

                            Net Assets  $55.9 million



         Investment Style/Market Cap

         ----------------
         |    |    |    |  Large
         |    |    |    |
         ----------------
         |    |    |    |  Med
         |    |    |    |
         ---------------
         |////|    |    |  Small
         |////|    |    |
         ----------------
         Value Blend Growth

                        Chase Small Capitalization Fund
                              as of June 30, 1998


Life of Fund Performance*

This chart shows what the long-term growth would have been of a hypothetical investment in the Chase Small Capitalization Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This graph is for illustrative purposes only.

           Chase Small    Lipper Small
          Capitalization  Company Funds     S&P 600
  Date        Fund           Index           Index
--------   ---------       ---------       ---------

4/1/1993   $   10000       $   10000       $  10000
             9463.04            9678         9635.8
             9859.35         10238.4        10153.4
             10001.7           10310        10217.6
              9967.6         10364.7        10323.4
             10634.7         10879.8        10868.6
             10885.7         11259.5        11263.2
               10650         11485.8          11479
               10276         11064.3          11068
             10894.3         11562.2        11469.1
             11001.7         11865.1        11739.6
             10816.6         11815.3        11705.4
             10178.9         11144.2        10864.8
             10038.7         11203.2        11028.1
             9727.43         10979.2        10810.2
             9553.04         10541.1        10408.4
              9959.8         10758.2        10537.9
             10425.4         11471.5        11255.8
             10511.1         11523.1        11197.8
             10167.7         11715.6          11086
             9828.96         11251.6        10662.6
             10227.2         11505.9        10921.8
             10250.5           11369        10767.6
             10667.8         11836.3        11211.4
             11025.3         12152.3        11438.2
             11135.8         12321.2        11693.8
             11029.4         12513.4        11876.2
             11449.7         13276.7        12527.8
             11867.6         14276.5        13485.6
             12372.2         14527.8          13778
             12498.8         14937.4        14129.8
               12126         14475.9        13432.2
             12401.1         14975.3        13963.7
             13411.8         15144.5        14194.1
             13487.6         15073.3        14224.9
               14139         15679.3        14690.5
             14815.2         15999.1        15005.4
             15903.6         17275.9          15867
             16587.6         17992.8        16430.9
             15895.7         17267.7        15786.7
             14597.6           15591        14700.6
             15834.7         16535.8        15608.6
             16729.8           17485        16293.2
             16303.7         16949.9        16180.5
             17008.3         17256.7        17020.9
             17553.8         17318.8        17220.2
             18122.2         17713.7        17506.6
             17349.4         16698.7        17144.2
             16694.6         15686.8        16264.2
               16775         15556.6        16463.4
               18510         17504.3          18397
               19540           18355        19210.2
               20680           19414        20417.9
               21020         19635.4          20932
               22730         21153.2        22316.3
               21940         20087.1        21353.1
               21680         19715.5        21197.7
               21780         19918.5        21625.6
               21050         19536.1        21203.9
               22770         21112.7        23135.2
               23830         22056.4        24018.7
               24160           22149        24160.2
               22870         20928.6        22881.2
6/30/1998      22380           21207        22947.5

Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.


                                                                     Since
                                                                   Inception
                              1 Year       3 Years     5 Years      4/1/93
                              ------       -------     -------     ---------
Premier Shares                14.53%       25.01%      17.47%       16.58%


* Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

This chart represents the comparative performance for $10,000 invested in Premier Shares of Chase Small Capitalization Fund, the Standard & Poor's 600 Index and the Lipper Small Company Growth Funds Index from April 1, 1993 to June 30, 1998. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the Index and the Average do not include a sales charge and have been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark. Premier Shares carry a $100,000 minimum initial investment and carry no sales charge.

The Chase Small Capitalization Fund is the successor to the AVESTA Trust Small Capitalization Fund. Effective 12/31/97, the AVESTA Trust was converted from a Texas Trust to Mutual Fund Investment ("MFIT"), a Massachusetts business trust. As part of the conversion, the Fund transferred all of its assets to the Chase Small Capitalization Fund, a new investment portfolio of MFIT.

The Chase Small Capitalization Fund, unlike the AVESTA Small Capitalization Fund, is subject to certain diversification, distribution and other requirements imposed under the Internal Revenue Code, which may impact performance.

The Lipper Small Company Growth Funds Index represents the performance of the largest small company funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Standard & Poor's 600 Index is a broad-based index consisting of 600 small capitalization companies. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in an index.

Small Capitalization funds typically carry more risk than stock funds investing in well-established blue chip companies since smaller companies generally have a higher risk of failure. Historically smaller companies' stock has experienced a greater degree of market volatility than the average stock.

                        Chase Small Capitalization Fund
                              as of June 30, 1998

How Much of the Fund Was Invested

                                 [PIE CHART]

                            Investments     99.6%
                            Cash/Other       0.4%

What the Fund Invested In
Percentage of Total Portfolio Investments

                                 [PIE CHART]

               Capital Goods                      9.5%
               Basic Materials                    2.9%
               Other                              9.0%
               REIT's                             2.7%
               Utilities                          3.1%
               Transportation                     2.3%
               Technology                        16.3%
               Health Care                       12.1%
               Financial                         14.4%
               Energy                             5.4%
               Consumer Staples                   4.3%
               Consumer Cyclicals                18.0%



Top Ten Equity Holdings

1. Comverse Technology, Inc. (2.5%) Designs, manufactures, markets, and supports computer and telecommunications systems and software for multimedia communications and information processing applications.

2. Visio Corp. (2.3%) Supplies enterprise wide business diagramming and technical drawing software worldwide.

3. City National Corp. (2.2%) A holding company for City National Bank. It provides revolving lines of credit, term loans, asset based loans, deposit, cash management and other business services.

4. National Computer Systems, Inc. (2.0%) A global information services company that designs, manufactures, markets and provides services for the collection, management and interpretation of data.

5. Analysts International Corp. (1.9%) Provides a variety of computer software services, including consulting, project management, systems analysis and design, programming, year 2000 software compliance, software maintenance and training.

6. AAR Corp. (1.9%) Purchases, sells and leases a variety of new, used and overhauled aviation products, such as aircraft engines, avionics, accessories, airframe and engine parts and components.

7. United Natural Foods, Inc. (1.9%) Distributes natural foods and related products. The Company distributes groceries, general merchandise, nutritional supplements, bulk and food service products, personal care items, perishables, and frozen foods.

8. BJ's Wholesale Club, Inc. (1.7%) A merchandise wholesale club chain. The company sells brand name food and general merchandise at discounted prices.

9. Metzler Group, Inc. (1.7%) Provides consulting services to energy and utility-related businesses such as electric, gas, and water utilities. The Company offers a wide range of services, including management, information technology, engineering and technical.

10. The BISYS Group, Inc. (1.7%) Designs, administers and distributes proprietary mutual funds, and provides 401(k) marketing support, administration and recordkeeping services.


Top 10 equity holdings comprised 19.8% of the Fund's market value of investments. Fund holdings are subject to change at any time.

                        Chase Small Capitalization Fund

              Portfolio of Investments June 30, 1998 (unaudited)

  Shares   Issuer                                                       Value
------------------------------------------------------------------------------
Long-Term Investments -- 92.1%
------------------------------------------------------------------------------
           Common Stock -- 92.1%

           Aerospace -- 2.0%
   37,225    AAR Corp.                                              $1,100,464
                                                                    ----------
           Agricultural Production / Services -- 1.1%
   13,294    Delta & Pine Land Company *                               591,583
                                                                    ----------
           Automotive -- 2.4%
   26,800    Intermet Corporation                                      485,750
   21,400    Lithia Motors, Inc. *                                     315,650
   12,300    Tower Automotive, Inc. *                                  527,362
                                                                    ----------
                                                                     1,328,762
                                                                    ----------
           Banking -- 7.7%
   14,200    Bank United Corp., Class A                                679,825
   33,400    City National Corp.                                     1,233,712
   23,850    Dime Community Bancorp., Inc.                             661,838
   16,900    First Savings Bank of Washington Bancorp, Inc.            426,725
   26,450    Klamath First Bancorp, Inc.                               504,203
   20,100    TR Financial Corp.                                        841,688
                                                                    ----------
                                                                     4,347,991
                                                                    ----------
           Business Services -- 4.4%
    1,750    CDI Corp. *                                                46,813
   17,500    Fair Issac & Company, Inc.                                665,000
   26,700    Metzler Group, Inc. *                                     977,888
   37,500    Personnel Group of America, Inc. *                        750,000
                                                                    ----------
                                                                     2,439,701
                                                                    ----------
           Chemicals -- 1.8%
   23,200    Cambrex Corp.                                             609,000
   18,100    Spartech Corporation                                      388,019
                                                                    ----------
                                                                       997,019
                                                                    ----------
           Computer Software -- 6.5%
   38,850    Analysts International Corp.                            1,102,369
   12,800    JDA Software Group, Inc. *                                560,000
   27,900    Platinum Software Corporation *                           680,063
   26,850    Visio Corp. *                                           1,282,088
                                                                    ----------
                                                                     3,624,520
                                                                    ----------
           Computers / Computer Hardware -- 6.7%
   18,450    Black Box Corp. *                                         612,309
   31,400    CHS Electronics, Inc. *                                   561,275
   27,450    Comverse Technology, Inc. *                             1,423,969
   47,000    National Computer Systems, Inc.                         1,128,000
                                                                    ----------
                                                                     3,725,553
                                                                    ----------
           Construction -- 0.8%
   27,700    Willbros Group, Inc. *                                    432,813
                                                                    ----------

                       See notes to financial statements.

                        Chase Small Capitalization Fund

  Shares   Issuer                                                       Value
------------------------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------------------------

           Construction Materials -- 2.3%
   28,300    Encore Wire Corp.*                                     $  456,338
   13,850    NCI Building Systems, Inc.*                               799,838
                                                                    ----------
                                                                     1,256,176
           Diversified -- 0.8%
   37,650    AMCOL International Corp.                                 454,153
                                                                    ----------
           Electronics / Electrical Equipment -- 3.3%
   30,300    Actel Corp. *                                             325,725
   34,100    Artesyn Technologies, Inc. *                              545,600
   27,850    Integrated Process Equipment Corp. *                      313,313
   53,200    Lo-Jack Corp. *                                           661,675
                                                                    ----------
                                                                     1,846,313
                                                                    ----------
           Energy -- 0.2%
    7,003    Offshore Logistics, Inc. *                                124,303
                                                                    ----------
           Engineering Services -- 1.0%
   17,850    Jacobs Engineering Group, Inc. *                          573,431
                                                                    ----------
           Entertainment / Leisure -- 1.0%
   29,500    Cinar Films, Inc., Class B *                              575,250
                                                                    ----------
           Financial Services -- 4.2%
    8,400    Finova Group, Inc.                                        475,650
   22,850    The BISYS Group, Inc. *                                   936,850
   33,200    The Profit Recovery Group International, Inc. *           927,525
                                                                    ----------
                                                                     2,340,025
                                                                    ----------
           Food / Beverage Products -- 4.4%
    9,650    Suiza Foods Corp. *                                       575,984
   36,950    United Natural Foods, Inc. *                            1,053,075
   23,000    U.S. Foodservice, Inc. *                                  806,438
                                                                    ----------
                                                                     2,435,497
                                                                    ----------
           Health Care / Health Care Services -- 12.1%
   35,550    ADAC Laboratories *                                       799,875
   21,850    Alternative Living Services, Inc. *                       589,950
   33,100    Ballard Medical Products                                  595,800
    8,950    Centocor, Inc. *                                          324,437
   26,100    Concentra Managed Care, Inc. *                            678,600
   29,600    Hologic, Inc.*                                            538,350
   22,150    IMPATH, Inc., *                                           538,522
   27,600    MedQuist, Inc. *                                          796,950
    6,500    Sofamor Danek Group, Inc. *                               562,656
   18,100    Superior Consultant Holdings Corp. *                      780,563
   25,200    Sybron International Corp.*                               636,300
                                                                    ----------
                                                                     6,842,003
                                                                    ----------

                       See notes to financial statements.

                        Chase Small Capitalization Fund

  Shares   Issuer                                                       Value
------------------------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------------------------

           Insurance -- 2.7%
   16,512    Delphi Financial Group, Inc., Class A *                $  929,832
   26,250    Vesta Insurance Group, Inc.                               559,453
                                                                    ----------
                                                                     1,489,285
                                                                    ----------
           Machinery & Engineering Equipment -- 1.1%
   43,728    ITEQ, Inc.*                                               325,227
   18,300    PRI Automation, Inc. *                                    312,244
                                                                    ----------
                                                                       637,471
                                                                    ----------
           Manufacturing -- 1.6%
   32,600    Gardner Denver Machinery Inc.*                            900,575
                                                                    ----------
           Oil & Gas -- 5.5%
   20,450    Abraxas Petroleum Corp. *                                 186,606
   15,600    Atwood Oceanics, Inc. *                                   621,075
   49,700    Coho Energy, Inc.*                                        335,475
   19,500    Lomak Petroleum, Inc.                                     203,531
   32,878    Louis Dreyfus Natural Gas Corp.*                          622,627
   26,950    Plains Resources, Inc. *                                  483,416
   36,100    Pride International, Inc. *                               611,444
                                                                    ----------
                                                                     3,064,174
                                                                    ----------
           Real Estate Investment Trust -- 2.7%
   26,700    Alexandria Real Estate Equities, Inc.                     799,331
   22,300    Weeks Corp.                                               705,237
                                                                    ----------
                                                                     1,504,568
                                                                    ----------
           Retailing -- 5.6%
    8,800    Ames Department Stores, Inc. *                            231,550
   24,100    BJ's Wholesale Club, Inc.*                                979,062
   17,900    Eagle Hardware & Garden, Inc. *                           413,937
   17,850    Stage Stores, Inc. *                                      807,712
   45,900    Stride Rite Corp.                                         691,369
                                                                    ----------
                                                                     3,123,630
                                                                    ----------
           Shipping / Transportation -- 2.3%
   22,700    Dynamex Inc. *                                            275,238
   22,850    MotivePower Industries, Inc. *                            559,825
   17,100    M.S. Carriers, Inc. *                                     463,837
                                                                    ----------
                                                                     1,298,900
                                                                    ----------
           Telecommunications -- 1.1%
   27,600    STAR Communications, Inc. *                               617,550
                                                                    ----------
           Textile Mill Products -- 0.9%
   13,350    St. John Knits, Inc.                                      515,644
                                                                    ----------


                      See notes to financial statements.

                        Chase Small Capitalization Fund

  Shares   Issuer                                                       Value
------------------------------------------------------------------------------
Long-Term Investments -- (concluded)
------------------------------------------------------------------------------

           Textiles -- 3.9%
   28,650    Galey & Lord, Inc. *                                   $  426,168
   23,850    Kellwood Co.                                              852,637
   28,450    Mohawk Industries, Inc. *                                 901,509
                                                                    ----------
                                                                     2,180,314
                                                                    ----------
           Utilities -- 2.1%
   11,950    Calenergy Co.,  Inc. *                                    359,247
    1,800    California Water Service Group                             45,225
   11,850    Southern California Water Company *                       321,431
   15,450    UGI Corporation                                           384,319
    1,600    Yankee Energy System, Inc.                                 39,400
                                                                    ----------
                                                                     1,149,622
                                                                    ----------
           Total Common Stock
             (Cost $44,679,394)                                     51,517,290
                                                                    ----------
           Total Long-Term Investments
             (Cost $44,679,394)                                     51,517,290
------------------------------------------------------------------------------


  Shares   Issuer                                                       Value
------------------------------------------------------------------------------
Short-Term Investments -- 9.1%
------------------------------------------------------------------------------

           Money Market Fund -- 4.3%

2,412,000    Fidelity Colchester Street Trust Government Fund
               (Cost $2,412,000)                                     2,412,000
                                                                    ----------

Principal
  Amount
   (USD)
           Repurchase Agreements -- 4.7%

$2,491,000   Merrill Lynch & Co., Inc., 5.50% due 07/01/98,
               (Dated 06/30/98, Proceeds $2,491,381,
               Secured by U.S. Treasury Note $2,452,518,
               7.75% due 11/30/99; Market $2,539,757)                2,491,000
   158,000   Lehman Brothers Inc. 5.30%, due 07/01/98,
               (Dated 06/30/98, Proceeds $158,023, Secured
               by FNMA medium term note $157,864,
               6.79% due 09/09/02; Market $161,599)                    158,000
                                                                    ----------
             Total Repurchase Agreements
               (Cost $2,649,000)                                     2,649,000
                                                                    ----------
             Total Short-Term Investments
               (Cost $5,061,000)                                     5,061,000
                                                                    ----------
             Total Investments -- 101.1%
               (Cost $49,740,394)                                  $56,578,290
                                                                    ----------

* Non-income-producing securities.


                       See notes to financial statements.

                                  CHASE FUNDS

      Statement of Assets and Liabilities As of June 30, 1998 (unaudited)

                                                  Chase            Chase            Chase            Chase             Chase
                                                Balanced       Core Equity      Equity Growth    Equity Income       Small Cap.
                                                  Fund             Fund             Fund             Fund              Fund
                                             -------------    -------------    -------------    -------------     -------------
ASSETS:
Investment securities, at
  value (Note 1) ........................    $  46,226,092    $  70,309,931    $ 125,596,808    $ 102,316,604     $  56,578,290
Cash ....................................              875              513              931             --                 285
Receivables:
  Investment securities sold ............             --               --               --               --             182,239
  Interest and dividends ................          329,431           68,023           98,750          131,450             9,942
  Fund shares sold ......................           15,571           22,023           57,029           29,090            12,863
                                             -------------    -------------    -------------    -------------     -------------
   Total Assets .........................       46,571,969       70,400,490      125,753,518      102,477,144        56,783,619
                                             -------------    -------------    -------------    -------------     -------------

LIABILITIES:
Payable for investment securities
  purchased .............................             --               --               --               --             747,661
Payable for Fund shares redeemed ........           21,312           23,819            8,553            7,279               757
Payable to custodian ....................             --               --               --              5,417              --
Dividends payable .......................             --                489              120            2,070              --
Accrued liabilities: (Note 2)
  Investment advisory fees ..............           18,902           33,113           63,768           53,285            22,400
  Administration fees ...................            5,670            8,564           14,715           12,297             6,720
  Custodian .............................            9,287           12,832           12,761           14,542            13,410
  Other .................................           47,848           45,766           49,294           40,629            43,263
                                             -------------    -------------    -------------    -------------     -------------
   Total Liabilities ....................          103,019          124,583          149,211          135,519           834,211
                                             -------------    -------------    -------------    -------------     -------------


NET ASSETS:
Paid in capital .........................       35,757,529       43,842,048       73,976,442       60,795,381        45,949,425
Accumulated undistributed net
  investment income (loss) ..............              647            2,656            1,887             (149)          (36,812)
Accumulated undistributed net
  realized gain on
  investment transactions ...............        1,065,989        1,993,043        4,136,704          542,512         3,198,899
Net unrealized appreciation
  of investments ........................        9,644,785       24,438,160       47,489,274       41,003,881         6,837,896
                                             -------------    -------------    -------------    -------------     -------------
Net Assets ..............................    $  46,468,950    $  70,275,907    $ 125,604,307    $ 102,341,625     $  55,949,408
                                             =============    =============    =============    =============     =============


Shares of beneficial interest outstanding
  ($.001 par value; unlimited
  number of shares authorized) ..........        1,417,910        2,814,882        2,678,998        2,406,766         2,500,246

Net asset value, maximum
  offering price and redemption
  price per share .......................    $       32.77    $       24.97    $       46.88    $       42.52     $       22.38

Cost of Investments .....................    $  36,581,307    $  45,871,771    $  78,107,534    $  61,312,723     $  49,740,394
                                             -------------    -------------    -------------    -------------     -------------


                      See notes to financial statements.

                                  CHASE FUNDS

  Statement of Operations For the six months ended June 30, 1998 (unaudited)

                                             Chase           Chase            Chase           Chase            Chase
                                           Balanced       Core Equity     Equity Growth   Equity Income      Small Cap.
                                             Fund            Fund             Fund            Fund             Fund
                                         ------------    ------------     ------------    ------------     ------------
INVESTMENT INCOME:
Dividend ............................    $     95,795    $    374,127     $    435,247    $    727,059     $    104,947
Interest ............................         665,598          73,100          133,749         117,475          106,824
Foreign taxes withheld ..............            --            (5,356)            --            (4,216)            --
                                         ------------    ------------     ------------    ------------     ------------
  Total investment income ...........         761,393         441,871          568,996         840,318          211,771
                                         ------------    ------------     ------------    ------------     ------------


EXPENSES: (Note 2)
Investment Advisory fees ............         164,435         228,981          388,625         337,202          186,437
Administration fees .................          32,887          45,796           77,725          67,440           37,287
Custodian fees ......................          33,533          36,872           39,500          37,206           39,983
Printing and postage ................           4,137           4,137            5,795           2,479            4,137
Professional fees ...................          11,288          12,149           14,277          13,592           11,581
Registration costs ..................           8,237           7,827            8,237           7,827            7,827
Transfer agent fees .................          18,455          17,749           20,727          17,984           19,626
Trustees fees and expenses ..........           3,289           4,580            7,773           6,744            3,729
Other ...............................          13,967          12,296           11,529           7,768            8,274
                                         ------------    ------------     ------------    ------------     ------------
  Total expenses ....................         290,228         370,387          574,188         498,242          318,881
                                         ------------    ------------     ------------    ------------     ------------
  Less amounts waived (Note 2) ......          70,983          65,079           56,022          48,639           70,298
                                         ------------    ------------     ------------    ------------     ------------
   Net expenses .....................         219,245         305,308          518,166         449,603          248,583
                                         ------------    ------------     ------------    ------------     ------------
     Net investment income (loss) ...         542,148         136,563           50,830         390,715          (36,812)
                                         ------------    ------------     ------------    ------------     ------------


REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Net realized gain on investments ....       1,065,989       1,993,043        4,136,704         542,512        3,198,899
Change in net unrealized appreciation
  on investments ....................       3,923,165       7,678,641       16,894,188      11,678,311       (2,204,862)
                                         ------------    ------------     ------------    ------------     ------------
  Net realized and unrealized gain
   on investments ...................       4,989,154       9,671,684       21,030,892      12,220,823          994,037
                                         ------------    ------------     ------------    ------------     ------------

  Net increase in net assets
   from operations ..................    $  5,531,302    $  9,808,247     $ 21,081,722    $ 12,611,538     $    957,225
                                         ============    ============     ============    ============     ============


                      See notes to financial statements.

Chase Funds

Statement of Changes in Net Assets For the periods indicated (unaudited)

                                                                  Chase                            Chase
                                                                Balanced                        Core Equity
                                                                  Fund                             Fund
                                                   ----------------------------------------------------------------
                                                        01/01/98          Year           01/01/98          Year
                                                        Through           Ended          Through           Ended
                                                        06/30/98         12/31/97        06/30/98         12/31/97
                                                   ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income ..........................   $     542,148    $     701,584   $     136,563    $     279,116
Net realized gain on investments ...............       1,065,989        1,810,231       1,993,043        1,155,783
Change in net unrealized appreciation
  on investments ...............................       3,923,165        2,792,495       7,678,641        8,866,879
                                                   ----------------------------------------------------------------
Increase in net assets from operations .........       5,531,302        5,304,310       9,808,247       10,301,778
                                                   ----------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
         FROM: (Note 1)
Net investment income ..........................        (541,501)            --          (133,907)            --
                                                   ----------------------------------------------------------------
Increase (decrease) from capital share
  transactions (Note 5) ........................       5,120,512        8,423,105       9,204,065       12,512,147
                                                   ----------------------------------------------------------------
    Total increase in net assets ...............      10,110,313       13,727,415      18,878,405       22,813,925

NET ASSETS:
  Beginning of period ..........................      36,358,637       22,631,222      51,397,502       28,583,577
                                                   ----------------------------------------------------------------
  End of period ................................   $  46,468,950    $  36,358,637   $  70,275,907    $  51,397,502
                                                   ================================================================

                                                                  Chase                             Chase
                                                              Equity Growth                     Equity Income
                                                                  Fund                              Fund
                                                   -----------------------------------------------------------------
                                                        01/01/98          Year            01/01/98          Year
                                                        Through           Ended           Through           Ended
                                                        06/30/98         12/31/97         06/30/98         12/31/97
                                                   -----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income ..........................   $      50,830    $     142,490    $     390,715    $     826,469
Net realized gain on investments ...............       4,136,704        4,969,397          542,512        5,012,917
Change in net unrealized appreciation
  on investments ...............................      16,894,188       16,308,101       11,678,311       12,446,787
                                                   -----------------------------------------------------------------
Increase in net assets from operations..........      21,081,722       21,419,988       12,611,538       18,286,173
                                                   -----------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
         FROM: (Note 1)
Net investment income ..........................         (48,943)            --           (390,864)            --
                                                   -----------------------------------------------------------------
Increase (decrease) from capital share
  transactions (Note 5) ........................      27,841,301       (2,017,883)      14,877,889       (6,433,575)
                                                   -----------------------------------------------------------------
    Total increase in net assets ...............      48,874,080       19,402,105       27,098,563       11,852,598

NET ASSETS:
  Beginning of period ..........................      76,730,227       57,328,122       75,243,062       63,390,464
                                                   -----------------------------------------------------------------
  End of period ................................   $ 125,604,307    $  76,730,227    $ 102,341,625    $  75,243,062
                                                   =================================================================

                                                                  Chase
                                                                Small Cap.
                                                                  Fund
                                                   -------------------------------
                                                        01/01/98           Year
                                                        Through            Ended
                                                        06/30/98         12/31/97
                                                   -------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income ..........................   $     (36,812)   $      39,809
Net realized gain on investments ...............       3,198,899        2,445,973
Change in net unrealized appreciation
  on investments ...............................      (2,204,862)       4,450,108
                                                   -------------------------------
Increase in net assets from operations .........         957,225        6,935,890
                                                   -------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
         FROM: (Note 1)
Net investment income ..........................            --               --
                                                   -------------------------------
Increase (decrease) from capital share
  transactions (Note 5) ........................      14,963,871       12,342,213
                                                   -------------------------------
    Total increase in net assets ...............      15,921,096       19,278,103

NET ASSETS:
  Beginning of period ..........................      40,028,312       20,750,209
                                                   -------------------------------
  End of period ................................   $  55,949,408    $  40,028,312
                                                   ===============================

See notes to financial statements.

                                  CHASE FUNDS

                  Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies -- Mutual Fund Investment Trust (the "Trust") was organized on September 23, 1997 as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. Chase Balanced Fund ("CBF"), Chase Core Equity Fund ("CCEF"), Chase Equity Growth Fund ("CEGF"), Chase Equity Income Fund ("CEIF"), and Chase Small Capitalization Fund ("CSCF" or "Chase Small Cap. Fund") collectively, the "Funds", are separate portfolios of the Trust.

The Funds were established on January 1, 1998 for the conversion of the AVESTA Trust to the Chase Funds portfolios of the Mutual Fund Investment Trust. The AVESTA Trust contributed securities and other assets and liabilities to a corresponding portfolio, in exchange for shares of the corresponding portfolio of the newly created Funds in a tax-free exchange.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Valuation of investments -- Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

     B. Repurchase agreements -- It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Trust's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

     C. Futures contracts -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

     The Funds may invest in stock index futures contracts for the purpose of hedging the Fund against share price volatility, which purpose may or may not be achieved. When the Fund is not fully invested in the securities market, it may enter into "long" positions in futures or

                                  CHASE FUNDS
     options contracts in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities intended for purchase. Use of long futures contracts subject the Fund to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities, up to the amount of the value of the futures contracts.

     The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

     At June 30, 1998, the Funds had no open futures contracts.

     D. Written options -- When a Fund writes an option on a futures contract, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written options and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was written).

     The Funds may write options on stock index securities futures. These options are settled for cash and subject the Fund to market risk in excess of the amounts that are reflected in the Statement of Assets and Liabilities. The Fund, however, is not subject to credit risk on written options as the counterparty has already performed its obligation by paying a premium at the inception of the contract.

     At June 30, 1998, the Funds had no outstanding written options.

     E. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

     F. Dollar Rolls -- CBF enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and a fee earned for entering into the roll transaction. The fee is amortized into income over the duration of the roll transaction.

     G. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

     H. Distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

                                  CHASE FUNDS

     I. Expenses -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis.

2.   Fees and Other Transactions with Affiliates

     A. Investment advisory fee -- Pursuant to separate investment advisory agreements, The Chase Manhattan Bank ("Chase" or the "Advisor"), acts as the Investment Advisor to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Advisor, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.75% of each Fund's average daily net assets. The Advisor voluntarily waived a portion of its fees in the amount of: $70,983, $65,079, $56,022, $48,639 and $70,298 for CBF, CCEF, CEGF, CEIF and CSCF,
     respectively, for the six month period ended June 30, 1998.

     Chase Texas, a wholly-owned subsidiary of The Chase Manhattan Corporation, is the Sub-Investment Advisor to each Fund. Pursuant to the Sub-Investment Advisory Agreement between Chase Texas and Chase, Chase Texas is entitled to receive a fee payable by Chase from its advisory fee, at an annual rate equal to 0.375% of average daily net assets.

     B. Sub-administration fees -- Pursuant to a Distribution and Sub-Administration Agreement, Chase Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund.

     C. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator receives from the Funds a fee computed at the annual rate equal to 0.10% of the respective Fund's average daily net assets.

     D. Other -- Certain officers of the Trust are officers of Vista Fund Distributors, Inc. or of its parent corporation, The BISYS Group, Inc.

     Chase provides portfolio accounting and custody services for the Funds. Compensation for such services are presented in the Statement of Operations as custodian fees.

                                  CHASE FUNDS

3. Investment Transactions -- For the six months ended June 30, 1998, purchases and sales of investments (excluding short-term investments) were as follows:

                                    Chase          Chase          Chase          Chase      Chase Small
                                  Balanced     Core Equity   Equity Growth  Equity Income  Capitalization
                                    Fund           Fund           Fund           Fund           Fund
                                -----------    -----------    -----------    -----------    -----------
Purchases (excluding
 U.S. Government) ..........    $ 6,157,231    $16,042,040    $38,698,679    $10,135,945    $24,113,718
Sales (excluding U.S. ......
 Government) ...............      3,984,731      8,011,857     15,128,097      1,526,432     10,880,921
Purchases of U.S. Government      6,459,751           --             --             --             --
Sales of U.S. Government ...      4,598,672           --             --             --             --


4. Transactions in Shares of Beneficial Interest -- Transactions in Shares of Beneficial Interest were as follows for the periods presented.

                                                       Chase Balanced Fund

                                    01/01/98 Through 06/30/98         01/01/97 Through 12/31/97
                                 -----------------------------     -----------------------------
                                    Amount              Shares        Amount              Shares
                                 ------------          -------     ------------          -------
Shares sold .................    $ 14,891,386          490,046     $ 17,984,284          638,998
Shares issued in reinvestment
 of distributions ...........         541,501           16,957             --               --
Shares redeemed .............     (10,312,375)        (331,865)      (9,561,179)        (352,780)
                                 ------------          -------     ------------          -------
Net increase (decrease) in
 Trust shares outstanding ...    $  5,120,512          175,138     $  8,423,105          286,218
                                 ============          =======     ============          =======

                                                      Chase Core Equity Fund

                                    01/01/98 Through 06/30/98         01/01/97 Through 12/31/97
                                 -----------------------------     -----------------------------
                                    Amount              Shares        Amount              Shares
                                 ------------          -------     ------------        ---------
Shares sold .................    $ 16,812,734          719,155     $ 21,816,166        1,107,322
Shares issued in reinvestment
 of distributions ...........         133,376            5,442             --               --
Shares redeemed .............      (7,742,045)        (327,973)      (9,304,019)        (482,551)
                                 ------------          -------     ------------        ---------
Net increase (decrease) in
 Trust shares outstanding ...    $  9,204,065          396,624     $ 12,512,147          624,771
                                 ============          =======     ============        =========


                                  CHASE FUNDS

            Notes to Financial Statements (unaudited) (concluded)

                                                     Chase Equity Growth Fund

                                    01/01/98 Through 06/30/98         01/01/97 Through 12/31/97
                                 -----------------------------     -----------------------------
                                     Amount             Shares       Amount              Shares
                                 ------------          -------    ------------          -------
Shares sold .................    $ 34,972,523          847,650    $ 16,841,951          488,810
Shares issued in reinvestment
 of distributions ...........          48,805            1,080            --               --
Shares redeemed .............      (7,180,027)        (170,234)    (18,859,834)        (539,124)
                                 ------------          -------    ------------          -------
Net increase (decrease) in
 Trust shares outstanding ...    $ 27,841,301          678,496    ($ 2,017,883)         (50,314)
                                 ============          =======    ============          =======


                                                    Chase Equity Income Fund

                                    01/01/98 Through 06/30/98         01/01/97 Through 12/31/97
                                 -----------------------------     -----------------------------
                                     Amount             Shares        Amount              Shares
                                 ------------          -------     ------------          -------
Shares sold .................    $ 23,393,593          587,515     $ 18,819,863          564,632
Shares issued in reinvestment
 of distributions ...........         388,667            9,245             --               --
Shares redeemed .............      (8,904,371)        (225,404)     (25,253,438)        (776,284)
                                 ------------          -------     ------------          -------
Net increase (decrease) in
 Trust shares outstanding ...    $ 14,877,889          371,356     ($ 6,433,575)        (211,652)
                                 ============          =======     ============         ========


                                                  Chase Small Capitalization Fund

                                    01/01/98 Through 06/30/98         01/01/97 Through 12/31/97
                                 -----------------------------     -----------------------------
                                     Amount             Shares        Amount              Shares
                                 ------------          -------     ------------        ---------
Shares sold .................    $ 20,273,824          898,125     $ 19,285,660        1,005,821
Shares issued in reinvestment
 of distributions ...........            --               --               --               --
Shares redeemed .............      (5,309,953)        (235,818)      (6,943,447)        (349,979)
                                 ------------          -------     ------------        ---------
Net increase (decrease) in
 Trust shares outstanding ...    $ 14,963,871          662,307     $ 12,342,213          655,842
                                 ============          =======     ============        =========


-------------------
Chase Balanced Fund
-------------------

Financial Highlights (unaudited)

                                                     01/01/98                      For the Years Ended December 31,
                                                     Through   ---------------------------------------------------------------------
                                                     06/30/98         1997          1996          1995          1994          1993 +
                                                     -------------------------------------------------------------------------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..............  $  29.26      $  23.66      $  21.25      $  17.16      $  17.56      $  16.57
                                                     -------------------------------------------------------------------------------
Income from Investment Operations:
         Net investment income ....................     0.382         0.740         0.630         0.570         0.460         0.470
         Net Gains or Losses in Securities
                  (both realized and unrealized) ..     3.510         4.860         1.780         3.520        (0.860)        0.520
                                                     -------------------------------------------------------------------------------
         Total from Investment Operations .........     3.892         5.600         2.410         4.090        (0.400)        0.990
                                                     -------------------------------------------------------------------------------
Less Distributions:
         Dividends from Net Investment Income .....     0.382           --            --            --            --            --
                                                     -------------------------------------------------------------------------------
Net Asset Value, End of Period ....................  $  32.77      $  29.26      $  23.66      $  21.25      $  17.16      $  17.56
                                                     ===============================================================================
Total Return ......................................     13.34%        23.67%        11.31%        23.83%        (2.27%)        6.01%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted) ...........  $ 46,469      $ 36,359      $ 22,631      $ 21,471      $ 22,802      $ 37,276
Ratios to average net assets:#
         Ratio of Expenses ........................      1.00%         1.00%         1.00%         1.00%         1.00%         1.00%
         Ratio of Net Investment Income ...........      2.47%         2.73%         2.82%         2.94%         2.69%         2.78%
         Ratio of Expenses Without Waivers and
                  Assumption of Expenses ..........      1.32%         1.28%         1.17%         1.17%         1.17%         1.10%
         Ratio of Net Investment Income Without Waivers
                  and Assumption of Expenses ......      2.15%         2.45%         2.65%         2.77%         2.52%         2.68%
Portfolio Turnover Rate ...........................        21%           64%           70%           98%          157%          148%


#    Short periods have been annualized

+ Amounts have been adjusted to reflect 10:1 reverse split of the Fund's units on May 7, 1993.

See notes to financial statements.

----------------------
Chase Core Equity Fund
----------------------

Financial Highlights (unaudited)

                                                       01/01/98               For the Years Ended December 31,             04/01/93*
                                                       Through      ------------------------------------------------       Through
                                                       06/30/98         1997         1996         1995         1994        12/31/93
                                                      -----------------------------------------------------------------------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..............   $   21.25     $   15.94    $   13.01    $   10.36    $   10.80     $   10.00
                                                      -----------------------------------------------------------------------------
Income from Investment Operations:
 Net investment income ............................       0.050         0.140        0.160        0.170        0.180         0.140
 Net Gains or Losses in Securities
   (both realized and unrealized) .................       3.719         5.170        2.770        2.480       (0.620)        0.660
                                                      -----------------------------------------------------------------------------
 Total from Investment Operations .................       3.769         5.310        2.930        2.650       (0.440)        0.800
                                                      -----------------------------------------------------------------------------
Less Distributions:
 Dividends from Net Investment Income .............       0.049           --           --           --           --            --
                                                      -----------------------------------------------------------------------------
Net Asset Value, End of Period ....................   $   24.97     $   21.25    $   15.94    $   13.01    $   10.36     $   10.80
                                                      =============================================================================
Total Return ......................................       17.74%        33.33%       22.54%       25.53%       (4.03%)        7.95%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted) ...........   $  70,276     $  51,398    $  28,584    $  24,367    $  21,035     $  11,718
Ratios to average net assets:#
 Ratio of Expenses ................................        1.00%         1.00%        1.00%        1.00%        1.00%         0.79%
 Ratio of Net Investment Income ...................        0.45%         0.74%        1.10%        1.44%        1.68%         1.84%
 Ratio of Expenses Without Waivers and
   Assumption of Expenses .........................        1.21%         1.20%        1.14%        1.17%        1.27%         2.74%
 Ratio of Net Investment Income Without Waivers and
   Assumption of Expenses .........................        0.24%         0.54%        0.96%        1.27%        1.41%        (0.11%)
Portfolio Turnover Rate ...........................          14%           24%          29%         133%         129%           83%


*    Commencement of operations.

#    Short periods have been annualized

See notes to financial statements.

------------------------
Chase Equity Growth Fund
------------------------

Financial Highlights (unaudited)

                                                     01/01/98                      For the Years Ended December 31,
                                                     Through   ---------------------------------------------------------------------
                                                     06/30/98         1997          1996          1995          1994          1993+
                                                     -------------------------------------------------------------------------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..............  $   38.36    $   27.95     $   23.20     $   18.44     $   18.61     $  18.16
                                                     -------------------------------------------------------------------------------
Income from Investment Operations:
         Net investment income ....................      0.020       0.0700         0.100         0.170         0.200        0.200
         Net Gains or Losses in Securities
                  (both realized and unrealized) ..      8.519       10.340         4.650         4.590        (0.370)       0.250
                                                     -------------------------------------------------------------------------------
         Total from Investment Operations .........      8.539       10.410         4.750         4.760        (0.170)       0.450
                                                     -------------------------------------------------------------------------------
Less Distributions:
         Dividends from Net Investment Income .....      0.019          --            --            --             --          --
                                                     -------------------------------------------------------------------------------
Net Asset Value, End of Period ....................  $   46.88    $   38.36     $   27.95     $   23.20     $   18.44     $  18.61
                                                     ===============================================================================
Total Return ......................................      22.26%       37.20%        20.52%        25.78%        (0.90%)       2.48%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted) ...........  $ 125,604    $  73,730     $  57,328     $  45,578     $  36,683     $ 30,648
Ratios to average net assets:#
         Ratio of Expenses ........................       1.00%        1.00%         1.00%         1.00%         1.00%        0.96%
         Ratio of Net Investment Income ...........       0.10%        0.20%         0.41%         0.78%         1.07%        1.12%
         Ratio of Expenses Without Waivers and
                  Assumption of Expenses ..........       1.11%        1.11%         1.08%         1.10%         1.17%        1.21%
         Ratio of Net Investment Income Without
                  Waivers and Assumption of Expenses     (0.01%)       0.09%         0.33%         0.68%         0.90%        0.87%
Portfolio Turnover Rate ...........................         15%          35%           62%           99%          116%          97%


#    Short periods have been annualized

+ Amounts have been adjusted to reflect 10:1 reverse split of the Fund's units on May 7, 1993.

See notes to financial statements.

------------------------
Chase Equity Income Fund
------------------------

Financial Highlights (unaudited)

                                              01/01/98                    For the Years Ended December 31,
                                              Through   ----------------------------------------------------------------
                                              06/30/98       1997         1996         1995         1994          1993+
                                          ------------------------------------------------------------------------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..   $     36.97   $    28.21   $    23.93   $    17.90    $   18.52     $   16.49
                                          ------------------------------------------------------------------------------
Income from Investment Operations:
 Net investment income ................         0.167        0.400        0.430        0.440        0.390         0.350
 Net Gains or Losses in Securities
   (both realized and unrealized) .....         5.550        8.360        3.850        5.590       (1.010)        1.680
                                          ------------------------------------------------------------------------------
 Total from Investment Operations .....         5.717        8.760        4.280        6.030       (0.620)        2.030
                                          ------------------------------------------------------------------------------
Less Distributions:
 Dividends from Net Investment Income .         0.167           --           --           --           --            --
                                          ------------------------------------------------------------------------------
Net Asset Value, End of Period ........   $    42.52    $    36.97    $   28.21   $    23.93    $   17.90     $   18.52
                                          ==============================================================================
Total Return ..........................        15.47%        31.50%       17.87%       33.72%       (3.37%)       12.34%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)   $  102,342    $   75,243    $  63,390   $   54,985    $  39,296     $  41,605
Ratios to average net assets:#
 Ratio of Expenses ....................         1.00%         1.00%        1.00%        1.00%        1.00%         0.95%
 Ratio of Net Investment Income .......         0.87%         1.67%        1.67%        2.10%        2.13%         1.98%
 Ratio of Expenses Without Waivers and
   Assumption of Expenses .............         1.11%         1.11%        1.07%        1.09%        1.12%         1.21%
 Ratio of Net Investment Income Without
   Waivers and Assumption of Expenses .         0.76%         1.56%        1.60%        2.01%        2.01%         1.72%
Portfolio Turnover Rate ...............            2%           14%          24%          11%          42%           40%


#    Short periods have been annualized

+ Amounts have been adjusted to reflect 10:1 reverse split of the Fund's units on May 7, 1993.

See notes to financial statements.

-------------------------------
Chase Small Capitalization Fund
-------------------------------

Financial Highlights (unaudited)

                                                     01/01/98                For the Years Ended December 31,              04/01/93*
                                                     Through      ---------------------------------------------------       Through
                                                     06/30/98         1997          1996          1995          1994       12/31/93
                                                     -------------------------------------------------------------------------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ............... $   21.78    $   17.55     $   13.41     $   10.23     $   10.89     $  10.00
                                                     -------------------------------------------------------------------------------
Income from Investment Operations:
         Net investment income .....................    (0.015)       0.020         0.010         0.050         0.060        0.020
         Net Gains or Losses in Securities
            (both realized and unrealized) .........     0.615        4.210         4.130         3.130        (0.720)       0.870
                                                     -------------------------------------------------------------------------------
         Total from Investment Operations ..........     0.600        4.230         4.140         3.180        (0.660)       0.890
                                                     -------------------------------------------------------------------------------
Less Distributions:
   Dividends from Net Investment Income ............     0.000          --            --            --            --           --
                                                     -------------------------------------------------------------------------------
Net Asset Value, End of Period ..................... $   22.38    $   21.78     $   17.55     $   13.41     $   10.23     $  10.89
                                                     ===============================================================================
Total Return .......................................      2.75%       24.08%        30.88%        31.14%        (6.12%)       8.94%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted) ............ $  55,949    $  40,028     $  20,750     $  12,848     $   9,267     $  9,838
Ratios to average net assets:#
         Ratio of Expenses .........................      1.00%        1.00%         1.22%         1.35%         1.45%        2.13%
         Ratio of Net Investment Income ............     (0.15%)       0.13%         0.04%         0.46%         0.55%        0.28%
         Ratio of Expenses Without Waivers and
            Assumption of Expenses .................      1.28%        1.40%         1.37%         1.50%         1.60%        2.46%
         Ratio of Net Investment Income Without
            Waivers and Assumption of Expenses .....     (0.43%)      (0.27%)       (0.11%)        0.31%         0.40%       (0.05%)
Portfolio Turnover Rate ............................        23%          43%           68%           89%          120%         161%


*    Commencement of operations.

#    Short periods have been annualized

See notes to financial statements.

Chase Funds are distributed by CFD Fund Distributors, Inc. which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from Chase Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the Chase Funds, call 1-888-5-CHASE-0. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


---------------------------------------
|  NOT             May Lose Value     |
|  FDIC                               |
|  INSURED         No Bank Guarantee  |
---------------------------------------

Chase Funds(SM). Invest With Power.




Chase Funds Service Center
210 West 10th Street
Kansas City, MO 64105


Legal Counsel
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017


Independent Accountants
Price Waterhouse Coopers
1177 Avenue of the Americas
New York, NY 10036



(C) The Chase Manhattan Corporation, 1998. All Rights Reserved.
    C-465-01604                   August 1998                      CF801-3-898



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                     One Chase Manhattan Plaza, 3rd floor
                              New York, NY 10081